September 30, 2001

Tax-Free
Bond
Portfolios

ANNUAL REPORT
TO SHAREHOLDERS

Not FDIC Insured
May Lose Value
No Bank Guarantee

                                                                  [LOGO OMITTED]
                                                                       BLACKROCK
                                                                           FUNDS
                                        Pure Investment Style[REGISTRATION MARK]

                                 BLACKROCK FUNDS

                            TAX-FREE BOND PORTFOLIOS

* Tax-Free Income                       * Ohio Tax-Free Income
* Pennsylvania Tax-Free Income          * Delaware Tax-Free Income
* New Jersey Tax-Free Income            * Kentucky Tax-Free Income






                                TABLE OF CONTENTS

SHAREHOLDER LETTER........................................................... 1
PORTFOLIO SUMMARIES
      Tax-Free Income........................................................ 2
      Pennsylvania Tax-Free Income........................................... 3
      New Jersey Tax-Free Income............................................. 4
      Ohio Tax-Free Income................................................... 5
      Delaware Tax-Free Income............................................... 6
      Kentucky Tax-Free Income............................................... 7
      Note on Performance Information........................................ 8
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................... 9-32
      New Jersey Tax-Free Income Statement of Assets & Liabilities.......... 24
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................. 33
      Statements of Changes in Net Assets................................ 34-35
      Financial Highlights............................................... 36-41
NOTES TO FINANCIAL STATEMENTS............................................ 42-49
REPORT OF INDEPENDENT ACCOUNTANTS........................................... 50

                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS

 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS.

 BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

                                 BLACKROCK FUNDS

September 30, 2001

Dear Shareholder:

      Enclosed please find the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2001.

      All of us at BlackRock extend our heartfelt sympathy to the victims, friends and families affected by the tragic events of September 11. We are fortunate and grateful to report that all of our employees are safe and our systems are fully operational. We are strongly positioned to continue to serve your investment needs.

      During the past year, economic activity slowed significantly, continuing the downturn which began in March 2000. The terrorist attacks that occurred on September 11 accelerated these declines. Unemployment claims jumped to their highest levels since 1991-1992 and consumer sentiment fell to its lowest level in almost eight years. Industrial production declined for the 12th month in a row.

      As a result, the S&P 500 Index fell 26.62% and the NASDAQ plummeted 59.19%, creating a very difficult environment for equity investors. The BlackRock equity portfolios have not been immune to this sell off. Although this period has been exceedingly challenging, we remain confident in our investment styles and will continue to adhere to our investing disciplines.

      The fixed income markets, on the other hand, have benefited from declining interest rates as the Federal Reserve cut rates by 350 basis points through September 30. During the year, the Lehman Aggregate Index returned 12.95% and the Lehman Municipal Index returned 10.40%. The main exception was the high yield market, which had a return of -5.69% due to increased credit quality concerns in a slowing economy. I am pleased to report that BlackRock's taxable and tax-free fixed income funds performed extremely well in this environment, with many significantly outperforming their peers.

      Looking to the future, there is cause for cautious optimism about the economy. Interest rates and inflation are at their lowest levels in years and the U.S. government is seeking to stimulate the economy through fiscal policies, including both tax relief and aid packages. The effect of these fiscal and monetary stimuli will determine the economy's prospects for a recovery in 2002.

      Despite an immediate future that is not as clear as we might like, we continue to believe that the strategy for investors remains the same as always: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. During this uncertain time, we urge investors to consult with their financial advisors for help in making decisions for their long-term financial plan.

      We thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ Anne Ackerley

Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                            TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $370.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:

     o EARLY IN THE PERIOD, THE MUNICIPAL YIELD CURVE REMAINED FLAT, BUT HAS DRAMATICALLY STEEPENED OVER THE LAST THREE QUARTERS DUE TO THE FEDERAL RESERVE EASING 8 TIMES FOR A TOTAL OF 350 BASIS POINTS.

     o OVERALL, MUNICIPALS THROUGHOUT THE YEAR MAINTAINED POSITIVE MOMENTUM AS AN INCREASE IN SUPPLY, RESULTING FROM THE FED CUTS, WAS MATCHED BY A FLIGHT TO FIXED INCOME BY RETAIL INVESTORS. THE INCREASE IN SUPPLY OF MUNICIPAL BONDS WAS PRIMARILY DUE TO A STRONG SURGE IN REFINANCING ACTIVITY AS SHORT TERM INTEREST RATES DECREASED. INSTITUTIONAL DEMAND ALSO ROSE AS MUNICIPALS WERE AT ATTRACTIVE VALUATION LEVELS RELATIVE TO TREASURIES.

     o TOWARDS THE END OF THE YEAR, THE MUNICIPAL YIELD CURVE CONTINUED TO STEEPEN DUE TO ADDITIONAL FEDERAL RESERVE EASINGS IN RESPONSE TO THE SEPTEMBER 11TH TRAGEDY.

     o EARLY IN THE YEAR, THE PERFORMANCE OF THE PORTFOLIO SUFFERED AMIDST LITIGATION FEARS SURROUNDING THE HOLDING OF HILLSBOROUGH COUNTY FL NATIONAL GYPSUM. OVER THE COURSE OF THE PERIOD, THE PORTFOLIO EXTENDED ITS DURATION SLIGHTLY COMPARED TO ITS PEERS, AND SLIGHT ADJUSTMENTS WERE MADE IN ORDER TO ENHANCE THE TOTAL RETURN OF THE PORTFOLIO. CLOSING OUT THE YEAR, THE PORTFOLIO SHORTENED ITS DURATION AS NEW ISSUANCE PICKED UP AND RATES DECLINED. THE CURRENT LOW LEVEL OF INTEREST RATES HAS LED TO FEWER TRADING OPPORTUNITIES FOR THE PORTFOLIO.

     o GENERALLY, OVER THE PAST YEAR, THE LOWER VOLATILITY OF FIXED INCOME MARKETS, AS WELL AS THE ATTRACTIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPAL BONDS PROVED TO BE A SAFE HAVEN FOR INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPH OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

     Institutional   Service   Investor A Investor B Investor C Lehman Municipal
         Class        Class       Class       Class      Class     Bond Index
5/14/90  10,000      10,000       9,600      10,000     10,000      10,000
Sep-90   10,139      10,139       9,683      10,139     10,139      10,240
Dec-90   10,513      10,513      10,040      10,513     10,513      10,681
Mar-91   10,720      10,720      10,238      10,720     10,720      10,923
Jun-91   10,919      10,919      10,428      10,919     10,919      11,156
Sep-91   11,296      11,296      10,787      11,296     11,296      11,590
Dec-91   11,708      11,708      11,181      11,708     11,708      11,979
Mar-92   11,776      11,776      11,247      11,776     11,776      12,015
Jun-92   12,215      12,215      11,665      12,215     12,215      12,471
Sep-92   12,504      12,504      11,942      12,504     12,504      12,802
Dec-92   12,744      12,744      12,170      12,744     12,744      13,035
Mar-93   13,246      13,246      12,650      13,246     13,246      13,518
Jun-93   13,708      13,708      13,091      13,708     13,708      13,961
Sep-93   14,200      14,194      13,551      14,189     14,189      14,432
Dec-93   14,412      14,400      13,738      14,385     14,385      14,635
Mar-94   13,430      13,410      12,786      13,389     13,389      13,832
Jun-94   13,615      13,587      12,948      13,558     13,558      13,985
Sep-94   13,661      13,625      12,978      13,590     13,590      14,080
Dec-94   13,455      13,395      12,764      13,365     13,365      13,878
Mar-95   14,555      14,496      13,793      14,443     14,443      14,859
Jun-95   14,810      14,737      14,014      14,674     14,674      15,218
Sep-95   15,242      15,156      14,404      15,083     15,083      15,656
Dec-95   15,941      15,825      15,031      15,739     15,739      16,302
Mar-96   15,806      15,694      14,900      15,602     15,602      16,105
Jun-96   15,953      15,828      15,026      15,734     15,734      16,228
Sep-96   16,378      16,237      15,408      16,104     16,104      16,602
Dec-96   16,853      16,696      15,837      16,522     16,522      17,025
Mar-97   16,838      16,669      15,805      16,458     16,458      16,985
Jun-97   17,446      17,258      16,439      16,999     16,999      17,571
Sep-97   18,032      17,824      16,971      17,550     17,516      18,101
Dec-97   18560.      18,332      17,448      18,043     17,975      18,592
Mar-98   18,805      18,559      17,656      18,258     18,155      18,806
Jun-98   19,080      18,815      17,892      18,502     18,363      19,092
Sep-98   19,629      19,344      18,386      19,013     18,835      19,678
Dec-98   19,753      19,450      18,480      19,110     18,896      19,797
Mar-99   19,856      19,536      18,554      19,187     18,935      19,972
Jun-99   19,510      19,180      18,209      18,796     18,549      19,619
Sep-99   19,301      18,960      17,992      18,536     18,293      19,540
Dec-99   18,931      18,582      17,627      18,125     17,887      19,388
Mar-00   19,474      19,101      18,111      18,589     17,429      19,956
Jun-00   19,725      19,332      18,323      18,771     17,600      20,257
Sept-00  20,228      19,811      18,769      19,191     17,188      20,747
Dec-00   21,005      20,556      19,467      19,869     17,778      21,654
Mar-01   21,415      20,941      19,823      20,195     18,069      22,135
Jun-01   21,601      21,108      19,956      20,292     18,156      22,279
Sep-01   22,212      21,689      20,515      20,821     18,630      22,905


                      FOR PERIOD ENDING SEPTEMBER 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                        1 Year  5 Year  10 Year From Inception
                                        ------  ------  ------- --------------
  Institutional Class                    9.81%   6.28%    6.99%       7.26%
  Service Class                          9.49%   5.96%    6.74%       7.03%
  Investor A Class (Load Adjusted)       4.88%   4.93%    6.15%       6.51%
  Investor A Class (NAV)                 9.30%   5.78%    6.59%       6.90%
  Investor B Class (Load Adjusted)       3.99%   4.67%    5.40%       6.53%
  Investor B Class (NAV)                 8.49%   5.00%    6.17%       6.53%
  Investor C Class (Load Adjusted)       7.39%   5.00%    6.17%       6.53%
  Investor C Class (NAV)                 8.39%   5.00%    6.17%       6.53%


* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 1/21/93; Service Shares, 7/29/93; Investor B Shares, 7/18/96 and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $976.4 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o EARLY IN THE PERIOD, THE MUNICIPAL YIELD CURVE REMAINED FLAT, BUT HAS DRAMATICALLY STEEPENED OVER THE LAST THREE QUARTERS DUE TO THE FEDERAL RESERVE EASING 8 TIMES FOR A TOTAL OF 350 BASIS POINTS.

     o OVERALL, MUNICIPALS THROUGHOUT THE YEAR MAINTAINED POSITIVE MOMENTUM AS AN INCREASE IN SUPPLY, RESULTING FROM THE FED CUTS, WAS MATCHED BY A FLIGHT TO FIXED INCOME BY RETAIL INVESTORS. THE INCREASE IN SUPPLY OF MUNICIPAL BONDS WAS PRIMARILY DUE TO A STRONG SURGE IN REFINANCING ACTIVITY AS SHORT TERM INTEREST RATES DECREASED. INSTITUTIONAL DEMAND ALSO ROSE AS MUNICIPALS WERE AT ATTRACTIVE VALUATION LEVELS RELATIVE TO TREASURIES.

     o TOWARDS THE END OF THE YEAR, THE MUNICIPAL YIELD CURVE CONTINUED TO STEEPEN DUE TO ADDITIONAL FEDERAL RESERVE EASINGS IN RESPONSE TO THE SEPTEMBER 11TH TRAGEDY.

     o EARLY IN THE YEAR, THE PORTFOLIO BENEFITED FROM ADDING INCOME FROM PUERTO RICO HOLDINGS, IMPROVED PRICE PERFORMANCE ON THE MUNIMAE AND CHARTERMAC HOLDINGS, A GOOD POSITION ON THE MUNICIPAL YIELD CURVE, AND MAINTAINING A NEUTRAL TO SLIGHTLY LONG DURATION VERSUS ITS LIPPER PEER GROUP, PA MUNICIPAL DEBT FUNDS. THROUGHOUT THE COURSE OF THE YEAR, THE PORTFOLIO SLIGHTLY EXTENDED ITS DURATION, AND WAS NEGATIVELY IMPACTED BY HOLDINGS THAT WERE HURT BY ASBESTOS CONCERNS.

     o YEAR TO DATE ISSUANCE IN PENNSYLVANIA HAS MORE THAN DOUBLED FROM A YEAR AGO. THE INCREASE IN SUPPLY HAS BEEN MET BY STRONG DEMAND FROM BOTH IN STATE AND OUT OF STATE RESIDENTS AS PENNSYLVANIA AND ITS MUNICIPALITIES ISSUE SOME OF THE HIGHEST QUALITY BONDS IN THE NATION.

     o GENERALLY, OVER THE PAST YEAR, THE LOWER VOLATILITY OF FIXED INCOME MARKETS, AS WELL AS THE ATTRACTIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPAL BONDS PROVED TO BE A SAFE HAVEN FOR INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPH OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

     Institutional   Service   Investor A Investor B Investor C Lehman Municipal
         Class        Class       Class       Class      Class     Bond Index
12/1/92  10,000      10,000       9,600      10,000     10,000      10,000
Dec-92   10,080      10,080       9,626      10,080     10,080      10,182
Mar-93   10,492      10,492      10,020      10,492     10,492      10,560
Jun-93   10,809      10,809      10,322      10,809     10,809      10,905
Sep-93   11,142      11,165      10,667      11,170     11,170      11,274
Dec-93   11,324      11,341      10,841      11,352     11,352      11,432
Mar-94   10,614      10,621      10,159      10,638     10,638      10,805
Jun-94   10,746      10,746      10,284      10,769     10,769      10,924
Sep-94   10,813      10,808      10,337      10,824     10,824      10,999
Dec-94   10,545      10,533      10,069      10,518     10,518      10,841
Mar-95   11,353      11,332      10,828      11,296     11,296      11,607
Jun-95   11,614      11,585      11,064      11,526     11,526      11,888
Sep-95   11,981      11,944      11,400      11,859     11,859      12,230
Dec-95   12,483      12,439      11,867      12,326     12,326      12,734
Mar-96   12,343      12,283      11,716      12,145     12,145      12,580
Jun-96   12,448      12,379      11,802      12,212     12,212      12,677
Sep-96   12,734      12,653      12,059      12,455     12,455      12,969
Dec-96   13,058      12,966      12,353      12,733     12,733      13,299
Mar-97   13,010      12,909      12,294      12,648     12,648      13,268
Jun-97   13,413      13,294      12,713      12,997     12,997      13,726
Sep-97   13,810      13,679      13,076      13,341     13,341      14,140
Dec-97   14,198      14,052      13,429      13,675     13,675      14,523
Mar-98   14,371      14,212      13,578      13,806     13,806      14,690
Jun-98   14,600      14,428      13,779      14,004     14,004      14,914
Sep-98   14,985      14,799      14,127      14,351     14,351      15,372
Dec-98   15,065      14,867      14,187      14,404     14,404      15,464
Mar-99   15,185      14,976      14,285      14,496     14,496      15,601
Jun-99   14,933      14,717      14,032      14,232     14,232      15,325
Sep-99   14,861      14,634      13,949      14,141     14,141      15,264
Dec-99   14,719      14,482      13,800      13,969     13,969      15,145
Mar-00   15,093      14,838      14,135      14,283     14,268      15,588
Jun-00   15,311      15,042      14,323      14,447     14,445      15,824
Sept-00  15,680      15,378      14,651      14,754     14,735      16,207
Dec-00   16,187      15,878      15,107      15,187     15,167      16,915
Mar-01   16,553      16,210      15,416      15,473     15,465      17,291
Jun-01   16,604      16,247      15,446      15,473     15,452      17,403
Sep-01   17,036      16,659      15,844      15,846     15,822      17,892


                      FOR PERIOD ENDING SEPTEMBER 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                         1 Year   3 Year  5 Year  From Inception
                                         ------   ------  ------  --------------
  Institutional Class                    8.65%    4.37%   5.99%       6.22%
  Service Class                          8.33%    4.03%   5.66%       5.95%
  Investor A Class (Load Adjusted)       3.82%    2.51%   4.65%       5.34%
  Investor A Class (NAV)                 8.14%    3.90%   5.52%       5.84%
  Investor B Class (Load Adjusted)       2.90%    2.02%   4.44%       5.25%
  Investor B Class (NAV)                 7.40%    3.09%   4.77%       5.25%
  Investor C Class (Load Adjusted)       6.37%    3.18%   4.82%       5.28%
  Investor C Class (NAV)                 7.38%    3.18%   4.82%       5.28%


* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional and Investor A Shares, 12/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94 and Investor C Shares, 8/14/98. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $155.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND NEW JERSEY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o EARLY IN THE PERIOD, THE MUNICIPAL YIELD CURVE REMAINED FLAT, BUT HAS DRAMATICALLY STEEPENED OVER THE LAST THREE QUARTERS DUE TO THE FEDERAL RESERVE EASING 8 TIMES FOR A TOTAL OF 350 BASIS POINTS.

     o OVERALL, MUNICIPALS THROUGHOUT THE YEAR MAINTAINED POSITIVE MOMENTUM AS AN INCREASE IN SUPPLY, RESULTING FROM THE FED CUTS, WAS MATCHED BY A FLIGHT TO FIXED INCOME BY RETAIL INVESTORS. THE INCREASE IN SUPPLY OF MUNICIPAL BONDS WAS PRIMARILY DUE TO A STRONG SURGE IN REFINANCING ACTIVITY AS SHORT TERM INTEREST RATES DECREASED. INSTITUTIONAL DEMAND ALSO ROSE AS MUNICIPALS WERE AT ATTRACTIVE VALUATION LEVELS RELATIVE TO TREASURIES.

     o TOWARDS THE END OF THE YEAR, THE MUNICIPAL YIELD CURVE CONTINUED TO STEEPEN DUE TO ADDITIONAL FEDERAL RESERVE EASINGS IN RESPONSE TO THE SEPTEMBER 11TH TRAGEDY.

     o EARLY IN THE YEAR, THE PORTFOLIO BENEFITED FROM ADDING INCOME FROM PUERTO RICO HOLDINGS, IMPROVED PRICE PERFORMANCE OF THE MUNIMAE AND CHARTERMAC HOLDINGS, A GOOD POSITION ON THE MUNICIPAL YIELD CURVE, AND MAINTAINING A NEUTRAL TO SLIGHTLY LONG DURATION VERSUS ITS LIPPER PEER GROUP, NJ MUNICIPAL DEBT FUNDS. OVER THE COURSE OF THE YEAR, THE PORTFOLIO MAINTAINED A HIGH CREDIT QUALITY BIAS. ALSO, THE MANAGEMENT TEAM WAS BIASED TOWARDS STRONG INCOME GENERATION BY INCREASING THE TOTAL RETURN FOCUS WITHIN THE PORTFOLIO.

     o THROUGHOUT THE COURSE OF THE YEAR, NEW JERSEY SUFFERED FROM A SLOW RATE OF NEW ISSUANCE, RELATIVE TO THE GENERAL MARKET, DUE TO IMPROVED FINANCIALS. AS THE HIGHEST PER CAPITA INCOME STATE IN THE NATION, THERE IS EXTREMELY STRONG DEMAND FOR NEW JERSEY TAX-EXEMPT ISSUES. THE LIGHT SUPPLY COUPLED WITH ENHANCED DEMAND HAS LED TO A SHORTAGE OF SUPPLY IN THE SECONDARY MARKET AS WELL.

     o GENERALLY, OVER THE PAST YEAR, THE LOWER VOLATILITY OF FIXED INCOME MARKETS, AS WELL AS THE ATTRACTIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPAL BONDS PROVED TO BE A SAFE HAVEN FOR INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.


                                [GRAPH OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

     Institutional   Service   Investor A Investor B Investor C Lehman Municipal
         Class        Class       Class       Class      Class     Bond Index
7/1/91   10,000      10,000       9,600      10,000     10,000       10,000
Sep-91   10,357      10,357       9,891      10,357     10,357       10,389
Dec-91   10,736      10,736      10,253      10,736     10,736       10,738
Mar-92   10,775      10,775      10,290      10,775     10,775       10,770
Jun-92   11,205      11,205      10,701      11,205     11,205       11,179
Sep-92   11,462      11,462      10,946      11,462     11,462       11,475
Dec-92   11,691      11,691      11,165      11,691     11,691       11,684
Mar-93   12,098      12,098      11,553      12,098     12,098       12,118
Jun-93   12,514      12,514      11,951      12,514     12,514       12,514
Sep-93   12,867      12,867      12,288      12,867     12,867       12,937
Dec-93   13,045      13,045      12,458      13,045     13,045       13,119
Mar-94   12,370      12,370      11,813      12,370     12,370       12,399
Jun-94   12,504      12,504      11,942      12,504     12,504       12,536
Sep-94   12,583      12,583      12,017      12,583     12,583       12,622
Dec-94   12,432      12,432      11,873      12,432     12,432       12,440
Mar-95   13,195      13,195      12,601      13,195     13,195       13,320
Jun-95   13,454      13,454      12,848      13,454     13,454       13,642
Sep-95   13,802      13,802      13,181      13,802     13,802       14,034
Dec-95   14,289      14,289      13,646      14,289     14,289       14,613
Mar-96   14,158      14,158      13,519      14,156     14,156       14,437
Jun-96   14,198      14,198      13,546      14,184     14,184       14,547
Sep-96   14,445      14,445      13,776      14,398     14,398       14,882
Dec-96   14,808      14,808      14,115      14,725     14,725       15,261
Mar-97   14,768      14,768      14,072      14,653     14,653       15,226
Jun-97   15,185      15,185      14,534      15,028     15,028       15,751
Sep-97   15,623      15,623      14,946      15,429     15,429       16,226
Dec-97   16,035      16,035      15,334      15,800     15,800       16,666
Mar-98   16,167      16,167      15,453      15,893     15,893       16,858
Jun-98   16,406      16,403      15,673      16,088     16,088       17,114
Sep-98   16,932      16,916      16,157      16,585     16,555       17,640
Dec-98   17,021      16,990      16,221      16,652     16,590       17,746
Mar-99   17,089      17,045      16,267      16,700     16,605       17,903
Jun-99   16,752      16,695      15,927      16,319     16,226       17,586
Sep-99   16,705      16,635      15,863      16,223     16,130       17,516
Dec-99   16,598      16,517      15,744      16,070     15,979       17,379
Mar-00   16,942      16,846      16,051      16,353     16,260       17,888
Jun-00   17,198      17,088      16,274      16,551     16,457       18,159
Sept-00  17,566      17,440      16,603      16,854     16,758       18,598
Dec-00   18,263      18,119      17,242      17,471     17,371       19,411
Mar-01   18,705      18,543      17,639      17,839     17,753       19,842
Jun-01   18,819      18,641      17,709      17,877     17,806       19,971
Sep-01   19,335      19,139      18,189      18,327     18,239       20,532


                      FOR PERIOD ENDING SEPTEMBER 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN

                                         1 Year   3 Year  5 Year  From Inception
                                         ------   ------  ------  --------------
  Institutional Class                    10.07%    6.00%   6.44%      6.64%
  Service Class                           9.75%    5.79%   6.33%      6.53%
  Investor A Class (Load Adjusted)        5.18%    4.75%   5.74%      6.01%
  Investor A Class (NAV)                  9.56%    5.61%   6.23%      6.43%
  Investor B Class (Load Adjusted)        4.25%    4.49%   5.67%      6.03%
  Investor B Class (NAV)                  8.75%    4.83%   5.81%      6.03%
  Investor C Class (Load Adjusted)        7.83%    4.77%   5.79%      6.00%
  Investor C Class (NAV)                  8.83%    4.77%   5.79%      6.00%


* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor A Shares, 1/26/96; Investor B Shares, 7/2/96; Institutional Shares, 5/4/98 and Investor C shares, 12/9/98. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         OHIO TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $101.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND OHIO STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o EARLY IN THE PERIOD, THE MUNICIPAL YIELD CURVE REMAINED FLAT, BUT HAS DRAMATICALLY STEEPENED OVER THE LAST THREE QUARTERS DUE TO THE FEDERAL RESERVE EASING 8 TIMES FOR A TOTAL OF 350 BASIS POINTS.

     o OVERALL, MUNICIPALS THROUGHOUT THE YEAR MAINTAINED POSITIVE MOMENTUM AS AN INCREASE IN SUPPLY, RESULTING FROM THE FED CUTS, WAS MATCHED BY A FLIGHT TO FIXED INCOME BY RETAIL INVESTORS. THE INCREASE IN SUPPLY OF MUNICIPAL BONDS WAS PRIMARILY DUE TO A STRONG SURGE IN REFINANCING ACTIVITY AS SHORT TERM INTEREST RATES DECREASED. INSTITUTIONAL DEMAND ALSO ROSE AS MUNICIPALS WERE AT ATTRACTIVE VALUATION LEVELS RELATIVE TO TREASURIES.

     o TOWARDS THE END OF THE YEAR, THE MUNICIPAL YIELD CURVE CONTINUED TO STEEPEN DUE TO ADDITIONAL FEDERAL RESERVE EASINGS IN RESPONSE TO THE SEPTEMBER 11TH TRAGEDY.

     o EARLY IN THE YEAR, THE PORTFOLIO BENEFITED FROM ADDING INCOME FROM PUERTO RICO HOLDINGS, IMPROVED PRICE PERFORMANCE OF THE MUNIMAE AND CHARTERMAC HOLDINGS, A GOOD POSITION ON THE MUNICIPAL YIELD CURVE, AND MAINTAINING A NEUTRAL TO SLIGHTLY LONG DURATION VERSUS ITS LIPPER PEER GROUP, OH MUNICIPAL DEBT FUNDS. OVER THE COURSE OF THE YEAR, THE PACE OF SUPPLY OUTPACED RETAIL DEMAND, CAUSING THE AVERAGE OHIO MUTUAL FUND TO LAG THE AVERAGE GENERAL MUNICIPAL FUND. THE PORTFOLIO EXTENDED ITS DURATION AND POSITIONED ITSELF TOWARDS HIGHER CREDIT QUALITY.

     o OHIO ACTUALLY WITNESSED A DOUBLING OF SUPPLY AS COMPARED TO A YEAR AGO, AND HIGH BOOK YIELDS ON THE PORTFOLIO COUPLED WITH LOW MARKET YIELDS, HAVE LED MANAGEMENT TO MAINTAIN A NEUTRAL POSITION TO SECTOR ALLOCATION OVER THE RECENT MONTHS.

     o GENERALLY, OVER THE PAST YEAR, THE LOWER VOLATILITY OF FIXED INCOME MARKETS, AS WELL AS THE ATTRACTIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPAL BONDS PROVED TO BE A SAFE HAVEN FOR INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.


                                [GRAPH OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

     Institutional   Service   Investor A Investor B Investor C Lehman Municipal
         Class        Class       Class       Class      Class     Bond Index
12/1/92  10,000      10,000       9,600      10,000     10,000      10,000
Dec-92   10,010      10,010       9,560      10,010     10,010      10,182
Mar-93   10,270      10,270       9,808      10,270     10,270      10,560
Jun-93   10,561      10,561      10,086      10,561     10,561      10,905
Sep-93   10,910      10,907      10,420      10,911     10,911      11,274
Dec-93   11,024      11,014      10,529      11,025     11,025      11,432
Mar-94   10,346      10,330       9,881      10,347     10,347      10,805
Jun-94   10,442      10,420       9,973      10,443     10,443      10,924
Sep-94   10,498      10,469      10,026      10,499     10,499      10,999
Dec-94   10,310      10,276       9,843      10,281     10,281      10,841
Mar-95   11,076      11,033      10,568      11,018     11,018      11,607
Jun-95   11,300      11,249      10,774      11,211     11,211      11,888
Sep-95   11,625      11,565      11,075      11,503     11,503      12,230
Dec-95   12,145      12,073      11,560      11,985     11,985      12,734
Mar-96   11,950      11,870      11,361      11,756     11,756      12,580
Jun-96   12,046      11,957      11,440      11,815     11,815      12,677
Sep-96   12,335      12,234      11,700      12,061     12,061      12,969
Dec-96   12,646      12,533      11,981      12,330     12,330      13,299
Mar-97   12,612      12,490      11,936      12,260     12,260      13,268
Jun-97   13,001      12,867      12,355      12,600     12,600      13,726
Sep-97   13,385      13,238      12,706      12,934     12,934      14,140
Dec-97   13,739      13,577      13,026      13,236     13,236      14,523
Mar-98   13,864      13,691      13,130      13,316     13,316      14,690
Jun-98   14,084      13,899      13,323      13,488     13,488      14,914
Sep-98   14,531      14,328      13,730      13,874     13,874      15,372
Dec-98   14,612      14,397      13,790      13,909     13,909      15,464
Mar-99   14,714      14,488      13,871      13,964     13,964      15,601
Jun-99   14,364      14,131      13,525      13,589     13,589      15,325
Sep-99   14,330      14,087      13,477      13,515     13,515      15,264
Dec-99   14,169      13,920      13,310      13,323     13,323      15,145
Mar-00   14,566      14,284      13,667      13,655     13,655      15,588
Jun-00   14,780      14,499      13,866      13,828     13,815      15,824
Sep-00   15,120      14,822      14,155      14,091     14,091      16,207
Dec-00   15,755      15,419      14,732      14,639     14,639      16,915
Mar-01   16,179      15,837      15,111      14,988     14,988      17,291
Jun-01   16,289      15,932      15,196      15,043     15,043      17,403
Sep-01   16,846      16,464      15,697      15,511     15,511      17,892


                      FOR PERIOD ENDING SEPTEMBER 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN

                                         1 Year   3 Year  5 Year  From Inception
                                         ------   ------  ------  --------------
  Institutional Class                    11.41%    5.05%   6.43%       6.08%
  Service Class                          11.08%    4.74%   6.12%       5.80%
  Investor A Class (Load Adjusted)        6.42%    3.16%   5.08%       5.23%
  Investor A Class (NAV)                 10.89%    4.56%   5.94%       5.73%
  Investor B Class (Load Adjusted)        5.58%   (2.85)%  4.82%       5.10%
  Investor B Class (NAV)                 10.08%    3.78%   5.15%       5.10%
  Investor C Class (Load Adjusted)        9.08%    3.78%   5.17%       5.10%
  Investor C Class (NAV)                 10.08%    3.78%   5.17%       5.10%

* The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional and Investor A Shares, 12/1/92; Service Shares, 7/29/93; Investor B Shares, 10/13/94 and Investor C Shares, 8/26/98. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       DELAWARE TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $87.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND DELAWARE STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o EARLY IN THE PERIOD, THE MUNICIPAL YIELD CURVE REMAINED FLAT, BUT HAS DRAMATICALLY STEEPENED OVER THE LAST THREE QUARTERS DUE TO THE FEDERAL RESERVE EASING 8 TIMES FOR A TOTAL OF 350 BASIS POINTS.

     o OVERALL, MUNICIPALS THROUGHOUT THE YEAR MAINTAINED POSITIVE MOMENTUM AS AN INCREASE IN SUPPLY, RESULTING FROM THE FED CUTS, WAS MATCHED BY A FLIGHT TO FIXED INCOME BY RETAIL INVESTORS. THE INCREASE IN SUPPLY OF MUNICIPAL BONDS WAS PRIMARILY DUE TO A STRONG SURGE IN REFINANCING ACTIVITY AS SHORT TERM INTEREST RATES DECREASED. INSTITUTIONAL DEMAND ALSO ROSE AS MUNICIPALS WERE AT ATTRACTIVE VALUATION LEVELS RELATIVE TO TREASURIES.

     o TOWARDS THE END OF THE YEAR, THE MUNICIPAL YIELD CURVE CONTINUED TO STEEPEN DUE TO ADDITIONAL FEDERAL RESERVE EASINGS IN RESPONSE TO THE SEPTEMBER 11TH TRAGEDY.

     o EARLY IN THE YEAR, THE PORTFOLIO BENEFITED FROM ADDING INCOME FROM PUERTO RICO HOLDINGS, IMPROVED PRICE PERFORMANCE OF THE MUNIMAE AND CHARTERMAC HOLDINGS, A GOOD POSITION ON THE MUNICIPAL YIELD CURVE, AND MAINTAINING A NEUTRAL TO SLIGHTLY LONG DURATION VERSUS ITS LIPPER PEER GROUP, OTHER STATES MUNICIPAL DEBT FUNDS. THROUGHOUT THE YEAR, DELAWARE, UNLIKE THE REST OF THE MARKET, WHICH HAS WITNESSED NEAR RECORD NEW ISSUANCE, HAS ACTUALLY WITNESSED A DECLINE IN SUPPLY. THE LACK OF SUPPLY COUPLED WITH LOW INTEREST RATES AND A HIGH BOOK YIELD ON THE PORTFOLIO, CONTINUE TO CONSTRAIN THE TURNOVER OF THE PORTFOLIO.

     o DURATION OF THE PORTFOLIO WAS REDUCED TOWARDS THE END OF THE YEAR TO LOCK IN THE STRONG PERFORMANCE RELATED TO HAVING PREVIOUSLY HELD A LONG DURATION POSITION.

     o GENERALLY, OVER THE PAST YEAR, THE LOWER VOLATILITY OF FIXED INCOME MARKETS, AS WELL AS THE ATTRACTIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPAL BONDS PROVED TO BE A SAFE HAVEN FOR INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME
       PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX AT EACH FISCAL YEAR END.


                                [GRAPH OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

     Institutional   Service   Investor A Investor B Investor C Lehman Municipal
         Class        Class       Class       Class      Class     Bond Index
12/31/89 10,000      10,000       9,600      10,000     10,000      10,000
Mar-90   10,058      10,050       9,644      10,027     10,027      10,045
Jun-90   10,249      10,233       9,816      10,186     10,186      10,279
Sep-90   10,349      10,325       9,899      10,255     10,255      10,285
Dec-90   10,661      10,629      10,186      10,532     10,532      10,729
Mar-91   10,867      10,825      10,371      10,702     10,702      10,972
Jun-91   11,021      10,971      10,506      10,821     10,821      11,205
Sep-91   11,327      11,268      10,785      11,088     11,088      11,641
Dec-91   11,634      11,564      11,064      11,354     11,354      12,032
Mar-92   11,604      11,525      11,022      11,290     11,290      12,068
Jun-92   11,952      11,861      11,340      11,593     11,593      12,526
Sep-92   12,188      12,086      11,549      11,786     11,786      12,859
Dec-92   12,302      12,190      11,644      11,860     11,860      13,093
Mar-93   12,601      12,478      11,913      12,134     12,134      13,579
Jun-93   12,860      12,724      12,143      12,345     12,345      14,023
Sep-93   13,217      13,069      12,466      12,650     12,650      14,497
Dec-93   13,322      13,162      12,550      12,711     12,711      14,700
Mar-94   12,709      12,547      11,971      12,089     12,089      13,893
Jun-94   12,907      12,733      12,143      12,241     12,241      14,047
Sep-94   12,990      12,805      12,207      12,282     12,282      14,143
Dec-94   12,881      12,689      12,089      12,142     12,142      13,940
Mar-95   13,496      13,285      12,653      12,685     12,685      14,926
Jun-95   13,813      13,587      12,935      12,944     12,944      15,286
Sep-95   14,170      13,928      13,253      13,238     13,238      15,726
Dec-95   14,564      14,305      13,606      13,564     13,564      16,374
Mar-96   14,501      14,232      13,531      13,464     13,464      16,177
Jun-96   14,561      14,279      13,570      13,478     13,478      16,301
Sep-96   14,789      14,492      13,767      13,647     13,647      16,676
Dec-96   15,086      14,771      14,027      13,879     13,879      17,101
Mar-97   15,068      14,743      13,993      13,821     13,821      17,061
Jun-97   15,430      15,087      14,312      14,110     14,110      17,649
Sep-97   15,788      15,426      14,627      14,394     14,394      18,182
Dec-97   16,061      15,682      14,863      14,599     14,599      18,675
Mar-98   16,209      15,816      14,983      14,690     14,690      18,890
Jun-98   16,466      16,055      15,205      14,881     14,881      19,177
Sep-98   17,035      16,597      15,711      15,374     15,374      19,766
Dec-98   17,142      16,689      15,791      15,422     15,422      19,885
Mar-99   17,289      16,820      15,908      15,507     15,507      20,061
Jun-99   16,905      16,433      15,538      15,116     15,116      19,706
Sep-99   16,848      16,363      15,466      15,019     15,019      19,627
Dec-99   16,739      16,243      15,347      14,875     14,875      19,474
Mar-00   17,192      16,671      15,745      15,232     15,232      20,045
Jun-00   17,429      16,889      15,943      15,395     15,395      20,347
Sep-00   17,776      17,212      16,241      15,653     15,653      20,840
Dec-00   18,443      17,843      16,831      16,192     16,192      21,750
Mar-01   18,854      18,229      17,187      16,504     16,504      22,233
Jun-01   18,933      18,291      17,239      16,523     16,523      22,378
Sep-01   19,583      18,903      17,810      17,038     17,038      23,007


                      FOR PERIOD ENDING SEPTEMBER 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year  5 Year  10 Year   From Inception
                                       ------  ------  -------   --------------
  Institutional Class                  10.16%   5.77%    5.67%       5.87%
  Service Class                         9.83%   5.45%    5.35%       5.55%
  Investor A Class (Load Adjusted)      5.30%   4.42%    4.74%       5.09%
  Investor A Class (NAV)                9.65%   5.27%    5.18%       5.37%
  Investor B Class (Load Adjusted)      4.34%   4.15%    4.39%       4.59%
  Investor B Class (NAV)                8.84%   4.49%    4.39%       4.59%
  Investor C Class (Load Adjusted)      7.84%   4.49%    4.39%       4.59%
  Investor C Class (NAV)                8.84%   4.49%    4.39%       4.59%


* In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the Delaware Tax-Free Income Portfolio was established to receive the assets of the DE Tax-Free Income Fund of PNC-DE. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the DE Tax-Free Income Fund for periods prior to the CTF Conversion.

The inception date of the Lehman Local G.O. was January 1, 1990. Based on the performance of the DE Tax-Free Income Fund, the Portfolio's predecessor common trust fund, the annual total return of the Delaware Tax-Free Income Portfolio for the calendar years 1987, 1988 and 1989 was 0.27%, 0.74% and 0.63%, respectively. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (9/30/01):
     $151.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND KENTUCKY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     o EARLY IN THE PERIOD, THE MUNICIPAL YIELD CURVE REMAINED FLAT, BUT HAS DRAMATICALLY STEEPENED OVER THE LAST THREE QUARTERS DUE TO THE FEDERAL RESERVE EASING 8 TIMES FOR A TOTAL OF 350 BASIS POINTS.

     o OVERALL, MUNICIPALS THROUGHOUT THE YEAR MAINTAINED POSITIVE MOMENTUM AS AN INCREASE IN SUPPLY, RESULTING FROM THE FED CUTS, WAS MATCHED BY A FLIGHT TO FIXED INCOME BY RETAIL INVESTORS. THE INCREASE IN SUPPLY OF MUNICIPAL BONDS WAS PRIMARILY DUE TO A STRONG SURGE IN REFINANCING ACTIVITY AS SHORT TERM INTEREST RATES DECREASED. INSTITUTIONAL DEMAND ALSO ROSE AS MUNICIPALS WERE AT ATTRACTIVE VALUATION LEVELS RELATIVE TO TREASURIES.

     o TOWARDS THE END OF THE YEAR, THE MUNICIPAL YIELD CURVE CONTINUED TO STEEPEN DUE TO ADDITIONAL FEDERAL RESERVE EASINGS IN RESPONSE TO THE SEPTEMBER 11TH TRAGEDY.

     o EARLY IN THE YEAR, THE PORTFOLIO BENEFITED FROM ADDING INCOME FROM PUERTO RICO HOLDINGS, IMPROVED PRICE PERFORMANCE OF THE MUNIMAE AND CHARTERMAC HOLDINGS, A GOOD POSITION ON THE MUNICIPAL YIELD CURVE, AND MAINTAINING A NEUTRAL TO SLIGHTLY LONG DURATION VERSUS ITS LIPPER PEER GROUP, KY MUNICIPAL DEBT FUNDS. THROUGHOUT THE COURSE OF THE YEAR, THE PORTFOLIO'S DURATION REMAINED IN LINE WITH ITS PEER GROUP. ALSO, THE MANAGEMENT TEAM TOOK ADVANTAGE OF THE ADDITIONAL SUPPLY OF ISSUES TO REDUCE ITS EXPOSURE TO UNIVERSITY/SCHOOLS AS WELL AS THE TRANSPORTATION SECTOR AND INCREASE THE ALLOCATION TO GENERAL OBLIGATION AND WATER AND SEWER BONDS.

     o ENDING THE YEAR, NEW ISSUANCE IN KENTUCKY IS UP FROM A YEAR AGO, AND THE DURATION OF THE PORTFOLIO AT YEAR-END STANDS TO A SLIGHTLY SHORT POSITION VERSUS THE PEER GROUP. THE RELATIVELY HIGH BOOK YIELDS OF THE PORTFOLIO AND LOW MARKET YIELDS HAVE LED TO REDUCED TURNOVER WITHIN THE PORTFOLIO.

     o GENERALLY, OVER THE PAST YEAR, THE LOWER VOLATILITY OF FIXED INCOME MARKETS, AS WELL AS THE ATTRACTIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPAL BONDS PROVED TO BE A SAFE HAVEN FOR INVESTORS.

     Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2001, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME
    PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX AT EACH EACH FISCAL YEAR END.

                                [GRAPH OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

     Institutional   Service   Investor A Investor B Investor C Lehman Municipal
         Class        Class       Class       Class      Class     Bond Index
Dec-89   10,000      10,000       9,600      10,000     10,000       10,000
Mar-90   10,086      10,079       9,671      10,055     10,055       10,045
Jun-90   10,198      10,183       9,767      10,135     10,135       10,279
Sep-90   10,254      10,232       9,810      10,161     10,161       10,285
Dec-90   10,751      10,720      10,274      10,621     10,621       10,729
Mar-91   10,940      10,900      10,442      10,775     10,775       10,972
Jun-91   11,142      11,094      10,624      10,942     10,942       11,205
Sep-91   11,414      11,356      10,870      11,175     11,175       11,641
Dec-91   11,736      11,667      11,164      11,456     11,456       12,032
Mar-92   11,772      11,694      11,185      11,456     11,456       12,068
Jun-92   12,092      12,002      11,476      11,732     11,732       12,526
Sep-92   12,367      12,266      11,723      11,962     11,962       12,859
Dec-92   12,613      12,501      11,942      12,163     12,163       13,093
Mar-93   12,960      12,834      12,256      12,459     12,459       13,579
Jun-93   13,268      13,131      12,533      12,717     12,717       14,023
Sep-93   13,683      13,531      12,910      13,075     13,075       14,497
Dec-93   13,816      13,653      13,021      13,162     13,162       14,700
Mar-94   13,212      13,046      12,437      12,548     12,548       13,893
Jun-94   13,392      13,214      12,591      12,681     12,681       14,047
Sep-94   13,502      13,313      12,679      12,745     12,745       14,143
Dec-94   13,368      13,172      12,539      12,581     12,581       13,940
Mar-95   14,085      13,869      13,197      13,216     13,216       14,926
Jun-95   14,410      14,178      13,486      13,480     13,480       15,286
Sep-95   14,801      14,551      13,835      13,804     13,804       15,726
Dec-95   15,163      14,896      14,157      14,099     14,099       16,374
Mar-96   15,116      14,838      14,096      14,012     14,012       16,177
Jun-96   15,168      14,876      14,127      14,016     14,016       16,301
Sep-96   15,416      15,110      14,343      14,204     14,204       16,676
Dec-96   15,718      15,395      14,607      14,438     14,438       17,101
Mar-97   15,745      15,409      14,615      14,418     14,418       17,061
Jun-97   16,131      15,774      14,955      14,727     14,727       17,649
Sep-97   16,520      16,144      15,298      15,036     15,036       18,182
Dec-97   16,806      16,412      15,544      15,251     15,251       18,675
Mar-98   16,960      16,551      15,670      15,346     15,346       18,890
Jun-98   17,245      16,817      15,916      15,556     15,556       19,177
Sep-98   17,787      17,332      16,397      15,998     15,998       19,766
Dec-98   17,883      17,414      16,465      16,036     16,036       19,885
Mar-99   17,979      17,495      16,535      16,074     16,074       20,061
Jun-99   17,648      17,161      16,210      15,730     15,730       19,706
Sep-99   17,567      17,072      16,116      15,611     15,611       19,627
Dec-99   17,449      16,946      15,991      15,460     15,460       19,474
Mar-00   17,795      17,268      16,288      15,718     15,750       20,045
Jun-00   18,014      17,485      16,485      15,880     15,895       20,347
Sep-00   18,385      17,814      16,789      16,142     16,175       20,840
Dec-00   18,979      18,377      17,311      16,613     16,663       21,750
Mar-01   19,436      18,805      17,707      16,962     16,995       22,233
Jun-01   19,570      18,922      17,808      17,026     17,059       22,378
Sep-01   20,022      19,364      18,198      17,368     17,418       23,007


                      FOR PERIOD ENDING SEPTEMBER 30, 2001

                           AVERAGE ANNUAL TOTAL RETURN
                                       1 Year  5 Year 10 Year From Inception
                                       ------  ------ ------- --------------
  Institutional Class                   8.91%   5.43%   5.82%       6.35%
  Service Class                         8.69%   5.14%   5.51%       6.04%
  Investor A Class (Load Adjusted)      4.07%   4.08%   4.90%       5.54%
  Investor A Class (NAV)                8.40%   4.94%   5.32%       5.86%
  Investor B Class (Load Adjusted)      3.10%   3.82%   3.26%       5.07%
  Investor B Class (NAV)                7.60%   4.16%   4.54%       5.07%
  Investor C Class (Load Adjusted)      6.69%   4.22%   4.57%       5.09%
  Investor C Class (NAV)                7.69%   4.22%   4.57%       5.09%


* In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the Kentucky Tax-Free Income Portfolio was established to receive the assets of the KY Tax-Free Income Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the KY Tax-Free Income Fund for periods prior to the CTF Conversion.

The inception date of the Lehman Local G.O. was January 1, 1990. Based on the performance of the KY Tax-Free Income Fund, the Portfolio's predecessor common trust fund, the annual total return of the KY Tax-Free Income Portfolio for the calendar years 1987, 1988 and 1989 was 0.79%, 2.70% and 1.66%, respectively. See "Note on Performance Information" on page 8 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK TAX-FREE BOND PORTFOLIOS (UNAUDITED)

      During the fiscal year ended September 30, 2001, 100% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Tax-Free Income Portfolio 16%, Pennsylvania Tax-Free Income Portfolio 6%, New Jersey Tax-Free Income Portfolio 8%, Ohio Tax-Free Income Portfolio 1%, Delaware Tax-Free Income Portfolio 10% and Kentucky Tax-Free Income Portfolio 10%.

      In January 2002, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 2001.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS -- 93.7%
ALABAMA -- 2.4%
   Alabama Hsg. Fin. Auth. Sgl. Fam. Mtg.
     Rev., Cltrl. Home Mtg. Bd. Prj.,
     Ser. 94B-1
     6.65%                        10/01/25  $ 1,095    $ 1,150,111
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                        09/01/16    1,000      1,084,020
   Alabama St. Pub. Sch. & Coll. Auth.
     Cap. Imp. Rev., Ser. 99C
     5.75%                        07/01/18    3,000      3,221,520
   Courtland Ind. Dev. Rev., Champion
     Intl. Corp. Prj., Ser. 92
     7.20%                        12/01/13    1,000      1,047,300
   Courtland Ind. Dev. Solid Waste Disp.
     Rev., Champion Intl. Corp. Prj., Ref.
     Ser. 99
     6.00%                        08/01/29    1,500      1,514,265
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                        02/01/09      680        729,769
                                                       -----------
                                                         8,746,985
                                                       -----------
ALASKA -- 0.7%
   Alaska Ind. Dev. & Expt. Auth.
     Revolving Fd. Rev., Ser. 97A
     6.00%                        04/01/07    2,500      2,752,200
                                                       -----------
ARIZONA -- 0.5%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Prerefunded Ser. 95A
     6.00%                        07/01/03      325        348,267
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%                        07/01/06       15         15,946
   Phoenix G.O., Ser. 92
     6.13%                        07/01/03    1,030      1,078,183
     6.38%                        07/01/13      200        209,476
                                                       -----------
                                                         1,651,872
                                                       -----------
CALIFORNIA -- 4.5%
   California Hsg. Fin. Agcy. Rev., Home
     Mtg. Prj., Ser. 01
     6.10%(c)                     08/01/21    9,000      2,863,440
   California St. G.O., Ser. 90
     6.50%                        11/01/06      340        391,330
   California St. G.O., Ser. 94
     6.20%                        11/01/02    1,000      1,040,710
   Foothill Eastern Corridor Agcy. Toll Rd.
     Rev., Ref. Ser. 99
     5.75%                        01/15/40    8,500      8,745,140
   Los Altos Sch. Dist. Cap. Apprec. G.O.,
     Ser. 01B
     5.87%(c)                     08/01/21    3,380      1,135,781
   Los Angeles G.O., Prerefunded
     Ser. 94A
     5.80%                        09/01/04      340        377,427
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Prerefunded Ser. 92C
     5.75%                        11/15/09      430        453,302
   Sacramento Mun. Util. Dist. Elec. Rev.,
     Unrefunded Ser. 92C
     5.75%                        11/15/09       80         83,916
   Torrance Hosp. Rev., Torrance Mem.
     Med. Ctr. Prj., Ser. 01A
     5.50%                        06/01/31    1,500      1,507,095
                                                       -----------
                                                        16,598,141
                                                       -----------



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
COLORADO -- 1.0%
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Prerefunded Ser. 86E-470
     6.90%(b)                     08/31/05  $   750    $   878,100
   Arapahoe Cnty. Cap. Imp. Tr. Fd. Hwy.
     Rev., Ser. 86
     7.16%(c)                     08/31/04      900        825,030
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 91D
     7.00%                        11/15/01      210        211,134
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C
     6.75%                        11/15/02       60         64,094
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 91D
     7.00%                        11/15/25      790        794,266
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C
     6.75%                        11/15/13      440        460,588
   Jefferson Cnty. Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.00%                        12/15/02      300        316,524
                                                       -----------
                                                         3,549,736
                                                       -----------
DELAWARE -- 0.1%
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.63%                        07/01/05      440        458,432
                                                       -----------
DISTRICT OF COLUMBIA -- 0.0%
   District of Columbia G.O., Ser. 93A-1
     6.00%                        06/01/11       50         57,642
                                                       -----------
FLORIDA -- 6.0%
   Florida St. Bd. of Ed. Cap. Outlay G.O.,
     Ref. Ser. 00D
     5.75%                        06/01/22    7,800      8,404,422
   Florida St. Bd. of Ed. Cap. Outlay G.O.,
     Ref. Ser. 01B
     5.50%                        06/01/16    4,910      5,295,926
   Highlands Cnty. Hlth. Fac. Auth. Rev.,
     Adventist Sunbelt Hosp. Prj.,
     Ser. 01A
     6.00%                        11/15/31    1,650      1,682,637
   Hillsborough Cnty. Ind. Dev. Auth.
     Exempt Fac. Rev., Nat. Gypsum Prj.,
     Ser. 00A
     7.13%                        04/01/30    2,000      1,600,300
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                        07/01/28    3,000      2,483,310
   Tampa Wtr. & Swr. Rev., Ref. Ser. 02
     6.00%                        10/01/14    1,000      1,102,580
     6.00%                        10/01/16    1,455      1,595,917
                                                       -----------
                                                        22,165,092
                                                       -----------
GEORGIA -- 1.5%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                        01/01/10    1,000      1,157,290
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%                        07/01/12    1,000      1,192,610
   Fulton Cnty. Fac. Corp. COP's, Fulton
     Cnty. Pub. Purp. Prj., Ser. 99
     5.50%                        11/01/18    1,000      1,056,720
   Georgia G.O., Ser. 92A
     6.00%                        03/01/04      340        365,269

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 92B
     6.13%                        01/01/14  $   400    $   423,708
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%                        01/01/19    1,000      1,094,780
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                        01/01/10      400        423,104
                                                       -----------
                                                         5,713,481
                                                       -----------
HAWAII -- 1.2%
   Hawaii Dept. of Budget & Fin. Rev.,
     Ser. 90C
     7.38%                        12/01/20      730        742,687
   Hawaii St. Hbr. Cap. Imp. Rev., Ser. 97
     5.50%                        07/01/27    3,750      3,832,612
                                                       -----------
                                                         4,575,299
                                                       -----------
ILLINOIS -- 5.9%
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                        01/01/05    2,500      2,551,400
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%                        01/01/16    2,250      2,356,672
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%(c)                     10/01/09      145         83,011
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                        11/01/22    9,905     10,257,050
   Cook Cnty. G.O., Prerefunded Ser. 96
     5.88%                        11/15/06    2,000      2,263,540
   Illinois G.O., Ser. 94
     5.50%                        08/01/06      680        732,442
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                        09/01/14    3,000      3,190,410
   Winnebago & Boone Cnty. G.O., Sch.
     Dist. No. 205 Prj., Ser. 92C
     5.90%                        02/01/05      500        543,590
                                                       -----------
                                                        21,978,115
                                                       -----------
INDIANA -- 1.4%
   Indianapolis Intl. Arpt. Auth. Spec. Fac.
     Rev., Federal Express Corp. Prj.,
     Ser. 94
     7.10%                        01/15/17    2,825      2,951,136
   Indianapolis Loc. Pub. Imp. Rev.,
     Prerefunded Ser. 91C
     6.70%                        01/01/02    2,000      2,061,840
                                                       -----------
                                                         5,012,976
                                                       -----------
KANSAS -- 0.2%
   Johnson Cnty. Intl. Imp. Rev.,
     Prerefunded Ser. 92A
     6.00%                        09/01/02      165        172,346
   Johnson Cnty. Intl. Imp. Rev.,
     Unrefunded Ser. 92A
     6.00%                        09/01/07      235        244,480
   Kansas Dept. of Trans. Rev.,
     Prerefunded Ser. 94A
     6.00%                        09/01/02      400        421,732
                                                       -----------
                                                           838,558
                                                       -----------



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
LOUISIANA -- 0.8%
   Orleans Rev., Levee Dist. Pub. Imp.
     Prj., Ser. 86
     5.95%                        11/01/15  $ 2,630    $ 2,857,548
                                                       -----------
MASSACHUSETTS -- 3.2%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.38%                        03/01/20    1,000      1,024,200
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev., Newton-Wellesley Hosp.
     Prj., Ser. 97G
     6.13%                        07/01/15    1,000      1,109,230
   Massachusetts St. Wtr. Poll. Abatement
     Tr. Pool Prog. Rev., Ser. 99
     5.75%                        08/01/18    6,865      7,426,626
   Massachusetts St. Wtr. Res. Auth. Rev.,
     Prerefunded Ser. 94A
     5.70%                        08/01/04      680        744,804
   New England Ed. Ln. Mktg. Corp. Rev.,
     Stud. Ln. Redemption Prj., Ser. 93F
     5.63%                        07/01/04    1,350      1,431,270
                                                       -----------
                                                        11,736,130
                                                       -----------
MICHIGAN -- 0.6%
   Huron Vy. Sch. Dist. G.O., Prerefunded
     Ser. 96
     5.88%                        05/01/07    2,000      2,241,960
                                                       -----------
MISSOURI -- 1.3%
   Lake of The Ozarks Cmnty. Bldg. Corp.
     Sys. Rev., Ser. 98
     5.25%                        12/01/14    4,915      4,663,794
                                                       -----------
NEBRASKA -- 0.4%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                        02/01/02      340        349,710
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Unrefunded Ser. 92B
     6.15%                        02/01/12    1,000      1,155,670
                                                       -----------
                                                         1,505,380
                                                       -----------
NEW JERSEY -- 5.1%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                        07/01/08      495        538,015
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 00A
     5.75%                        01/01/16    4,000      4,392,920
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                        06/15/19   10,000     11,054,100
   Port Auth. New York & New Jersey S.O,
     JFK Intl. Arpt. Term. Prj., Ser. 97-6
     6.25%                        12/01/09    2,680      2,993,319
                                                       -----------
                                                        18,978,354
                                                       -----------
NEW MEXICO -- 0.4%
   Los Alamos Cnty. Util. Sys. Rev.,
     Ser. 94A
     5.80%                        07/01/06    1,500      1,629,105
                                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 7.1%
   New York City G.O., Prerefunded
     Ser. 95B
     6.38%                        08/15/05  $   805    $   917,925
   New York City G.O., Prerefunded
     Ser. 95E
     6.50%                        08/01/02      285        295,300
   New York City G.O., Ser. 93E
     2.65%(b)                     10/01/01    1,200      1,200,000
   New York City G.O., Ser. 94A
     6.00%                        08/01/05    1,000      1,083,960
   New York City G.O., Ser. 96A
     6.00%                        08/01/05    2,000      2,190,320
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                        08/15/09    3,035      3,355,799
   New York City G.O., Unrefunded
     Ser. 95E
     6.50%                        08/01/02      715        739,095
   New York City Ind. Dev. Agcy. Rev.,
     Term. One Grp. Assoc. Prj., Ser. 94
     6.00%                        01/01/08      360        374,591
     6.00%                        01/01/19      500        504,970
   New York St. Dorm. Auth. Rev., Lenox
     Hill Hosp. Oblig. Grp. Prj., Ser. 01
     5.50%                        07/01/30    8,000      8,109,440
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                        11/01/04    4,000      4,390,240
   New York St. Loc. Govt. Assistance
     Corp. Rev., Prerefunded Ser. 95A
     5.70%                        04/01/05      340        379,137
   New York St. Urban Dev. Corr. Fac.
     Rev., Ser. 93
     5.63%                        01/01/07    2,750      2,893,907
                                                       -----------
                                                        26,434,684
                                                       -----------
NORTH CAROLINA -- 0.7%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                        01/01/04    1,000      1,051,110
     5.38%                        01/01/05    1,250      1,337,875
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                        01/01/10      300        338,172
                                                       -----------
                                                         2,727,157
                                                       -----------
OHIO -- 0.4%
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                        03/01/07      675        729,391
   Ohio Wtr. Dev. Auth. Rev., Clean Wtr.
     Prj., Ser. 92
     5.65%                        12/01/05      300        316,428
   Olentangy Loc. Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     5.85%                        12/01/04      340        378,366
                                                       -----------
                                                         1,424,185
                                                       -----------
OKLAHOMA -- 0.3%
   Grand River Dam Auth. Rev., Ser. 93
     8.00%                        06/01/02    1,000      1,037,470
                                                       -----------



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
OREGON -- 3.0%
   Clackamas Cnty. G.O., Sch. Dist. No.
     62 Oregon City Prj., Ser. 00C
     5.50%                        06/15/20  $ 3,185    $ 3,316,509
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                        01/01/25    7,500      7,504,425
   Portland Swr. Sys. Rev., Prerefunded
     Ser. 92A
     6.00%                        10/01/02      300        317,238
                                                       -----------
                                                        11,138,172
                                                       -----------
PENNSYLVANIA -- 11.1%
   Beaver Cnty. G.O., Prerefunded
     Ser. 96A
     5.75%                        10/01/06    1,000      1,115,860
   Beaver Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., St. Joe Minerals Corp. Prj.,
     Ser. 77
     6.00%                        05/01/07    2,395      2,400,030
   Dauphin Cnty. Gen. Auth. Rev., Hotel &
     Conf. Ctr. Hyatt Regency Prj.,
     Ser. 98
     6.20%                        01/01/19    5,000      4,746,000
     6.20%                        01/01/29    1,500      1,388,865
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                        12/15/20    2,400      2,598,912
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 98A
     5.50%                        08/01/28    5,500      5,894,900
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                        11/01/23    2,650      2,684,980
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                        09/01/09    4,250      4,732,248
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.88%                        01/01/15    3,450      3,550,499
     5.75%                        01/01/17    3,535      3,593,893
   Philadelphia Ind. Dev. Auth. Arpt. Fac.
     Rev., Aero Philadelphia LLC Prj.,
     Ser. 99
     5.25%                        01/01/09    1,095      1,006,688
   Philadelphia Ind. Dev. Auth. Rev., PGH
     Dev. Corp. Prj., Ser. 93
     5.25%                        07/01/17    1,935      1,948,545
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                        07/15/08    1,000      1,075,880
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 99C
     5.75%                        03/01/29    4,000      4,234,720
                                                       -----------
                                                        40,972,020
                                                       -----------
PUERTO RICO -- 4.3%
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                        07/01/13    9,000      9,856,440
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites - PA 782 Ser. 01G
     16.05%(b)                    10/01/40    3,985      4,825,158

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                        07/01/06  $ 1,000    $ 1,156,440
                                                       -----------
                                                        15,838,038
                                                       -----------
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. S.O., Prerefunded
     Ser. 93
     5.63%                        08/01/09     190         211,780
   Rhode Island Depositors Econ.
     Protection Corp. S.O., Unrefunded
     Ser. 93
     5.63%                        08/01/09     810         881,361
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Fin. Lifespan
     Oblig. Grp. Prj., Ser. 96
     5.50%                        05/15/16    2,000      2,092,220
                                                       -----------
                                                         3,185,361
                                                       -----------
SOUTH CAROLINA -- 0.3%
   Piedmont Mun. Pwr. Agcy. Elec. Rev.,
     Ser. 85B
     6.25%                        01/01/18      500        509,440
   South Carolina Pub. Svcs. Auth. Rev.,
     Santee Cooper Prj., Prerefunded
     Ser. 91D
     6.50%                        07/01/02      100        105,214
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 92
     6.20%                        06/01/02       15         15,551
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                        06/01/09      285        294,510
                                                       -----------
                                                           924,715
                                                       -----------
SOUTH DAKOTA -- 0.2%
   South Dakota St. Lease Rev., Trans.
     Cert. Prj., Ser. 93A
     6.38%                        09/01/05      500        558,690
                                                       -----------
TENNESSEE -- 0.5%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%(b)                     09/01/24    1,800      1,893,366
                                                       -----------
TEXAS -- 18.8%
   Brazos River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Co. Prj., Ser. 95C
     5.55%                        06/01/30    5,000      4,752,350
   Dallas Cnty. Util. & Cap. Apprec. Rev.,
     Ref. Ser. 99A
     6.19%(c)                     02/15/21   17,225      5,643,427
     6.21%(c)                     02/15/22   18,405      5,641,685
   Dallas Ind. Dev. Corp. Rev., CR/PL, Inc.
     Prj., Ser. 87
     7.50%                        08/01/17    2,050      2,163,652
   Dallas-Fort Worth Intl. Arpt. Fac. Imp.
     Corp. Rev., Ser. 99
     6.38%                        05/01/35    5,000      3,938,500
   Grand Prairie Indpt. Sch. Dist. Conv.
     Cap. Apprec. Rev., Ref. Ser. 00A
     5.80%                        02/15/23    5,000      5,288,250



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Harris Cnty. Hlth. Fac. Dev. Corp. Rev.,
     St. Luke's Episcopal Hosp. Prj.,
     Ser. 97A
     3.30%(b)                     02/15/27  $    95    $    95,000
   Houston Wtr. & Swr. Sys. Jr. Lien Rev.,
     Ser. 97C
     5.38%                        12/01/27    5,000      5,044,000
   Matagorda Cnty. Nav. Dist. No. 1 Rev.,
     Reliant Energy Prj., Ser. 99B
     5.95%                        05/01/30   14,750     14,729,055
   San Antonio Arpt. Rev., Ser. 91
     7.13%                        07/01/07    2,000      2,199,500
     7.13%                        07/01/08    2,645      2,908,839
   Spring Branch Sch. Dist. G.O., Ser. 95
     5.95%                        02/01/12    2,245      2,453,156
   Texas Wtr. Dev. Rev., St. Revolving Fd.
     Prj., Ser. 92
     6.20%                        07/15/05      680        712,273
   Texas Wtr. Fin. Assist. G.O., Ref.
     Ser. 00
     5.75%                        08/01/22    3,445      3,660,175
   Travis Cnty. Hlth. Fac. Dev. Corp. Rev.,
     Ascension Hlth. Credit Prj., Ser. 99A
     5.88%                        11/15/24   10,000     10,440,200
                                                       -----------
                                                        69,670,062
                                                       -----------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                        06/15/03      340        358,030
   Salt Lake City Hosp. Rev., Ser. 88A
     8.13%                        05/15/15      100        131,154
                                                       -----------
                                                           489,184
                                                       -----------
VERMONT -- 0.3%
   Vermont St. G.O., Ser. 94A
     6.00%                        01/15/03    1,000      1,044,800
                                                       -----------
VIRGINIA -- 1.3%
   Hampton G.O., Prerefunded Ser. 95
     6.00%                        01/15/05      400        445,156
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%(c)                     08/15/23   15,300      3,456,576
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                        11/01/15    1,000      1,069,760
                                                       -----------
                                                         4,971,492
                                                       -----------
WASHINGTON -- 6.7%
   King Cnty. G.O., Sch. Dist. No. 414
     Lake Washington Prj., Ser. 00
     5.75%                        12/01/14      500        546,465
   Pierce Cnty. G.O., Sch. Dist. No. 416
     White River Prj., Ser. 00
     6.00%                        12/01/13    5,345      6,005,161
   Washington St. G.O., Ser. 00B
     6.00%                        01/01/25   14,000     15,082,200
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                        07/01/06    3,000      3,333,360
                                                       -----------
                                                        24,967,186
                                                       -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 0.5%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.13%                        10/01/03  $   250   $    267,675
   Wisconsin St. Trans. Rev., Unrefunded
     Ser. 92A
     5.50%                        07/01/05    1,505      1,537,091
                                                      ------------
                                                         1,804,766
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $331,820,070)                                  346,792,148
                                                      ------------
CUMULATIVE PREFERRED STOCK-- 4.6%
   Charter Mac Equity Issue Tr.
     6.63%(d)                     06/30/09    3,000      3,094,980
     7.60%(d)                     11/30/10    9,000      9,616,410
   MuniMae TE Bond Subs., LLC
     6.88%(d)                     06/30/09    4,000      4,168,520
                                                      ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $15,983,563)                                    16,879,910
                                                      ------------

                                           Shares
                                         ----------
SHORT TERM INVESTMENTS -- 2.8%
Wilmington Trust Tax-Free Money
  Market Fund
  (Cost $10,311,071)                     10,311,071     10,311,071
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $358,114,704(a))                      101.1%   373,983,129

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                 (1.1%)   (3,983,996)
                                               ----   ------------
NET ASSETS (Applicable to 30,889,274
  Institutional shares, 320,766 Service
  shares, 642,423 Investor A shares,
  429,277 Investor B shares and 228,902
  Investor C shares
  outstanding)                                100.0%  $369,999,133
                                              =====   ============



                                                          Value
                                                        ----------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($362,510,285 [DIVIDE] 31,852,463)                        $11.38
                                                            ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                         $11.38
                                                            ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.38 [DIVIDE] 0.960)                                   $11.85
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($4,884,479 [DIVIDE] 429,277)                             $11.38
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,604,369 [DIVIDE] 228,902)                             $11.38
                                                            ======

---------------------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                    $19,100,269
      Gross unrealized depreciation                     (3,231,844)
                                                       -----------
                                                       $15,868,425
                                                       ===========
(b) Rates shown are the rates as of September 30, 2001.
(c) The rate shown is the effective yield on the zero coupon bonds.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS -- 95.4%
PENNSYLVANIA -- 87.9%
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Hlth. Ctr. Univ. of Pittsburgh Med. Ctr.
     Prj., Ser. 97B
     6.00%                        07/01/25  $ 7,000    $ 7,881,860
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Prerefunded Ser. 95A
     6.00%                        09/01/07    5,000      5,534,500
     6.20%                        09/01/07    1,000      1,114,150
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                        12/01/17   10,000     10,209,500
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                        05/01/17      145        152,128
   Allentown Pkg. Auth. Pkg. Gtd. Rev.,
     Ser. 91
     6.63%                        11/15/01      750        753,892
   Armstrong Cnty. Hosp. Auth. Hlth. Ctr.
     Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                        12/01/01      650        654,530
   Armstrong Cnty. Hosp. Auth. Rev., St.
     Francis Med. Ctr. Prj., Ser. 92A
     6.10%                        06/01/02    1,000      1,025,150
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                        08/15/02    1,000      1,038,330
   Beaver Cnty. Hosp. Auth. Rev., Med.
     Ctr. Beaver Pennsylvania, Inc. Prj.,
     Prerefunded Ser. 92A
     6.25%                        07/01/02    1,000      1,050,070
     6.60%                        07/01/04    2,000      2,105,280
   Beaver Cnty. Hosp. Auth. Rev., Ser. 96A
     5.80%                        10/01/06    5,830      6,518,814
   Bensalem Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 93A
     6.50%                        12/01/14    1,000      1,025,490
   Berks Cnty. G.O., Ser. 92
     6.30%                        11/10/20    2,000      2,095,800
   Berks Cnty. Unltd. Tax G.O., Ser. 98
     5.38%                        11/15/28    6,685      6,777,253
   Bethlehem Wtr. Auth. Rev., Ser. 92
     6.25%                        11/15/01      750        753,570
     6.35%                        11/15/01    1,000      1,004,870
   Bethlehem Wtr. Auth. Rev., Ser. 92A
     6.10%                        11/15/02      500        521,605
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                        10/01/05    1,465      1,619,499
   Bristol Twp. Swr. Auth. Rev., Ser. 84
     10.00%                       04/01/02      225        233,570
   Bucks Cnty. Cmnty. Coll. Bldg. Auth.
     Coll. Rev., Ser. 92
     6.20%                        06/15/02    1,000      1,027,880
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.88%                        05/01/05    1,575      1,725,806
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Prerefunded Ser. 77
     6.38%                        02/01/04    1,205      1,303,641
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                        12/01/02      750        751,350



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Central Bucks Sch. Dist. G.O., Ser. 94A
     6.45%                        11/15/04  $ 1,000    $ 1,109,120
   Central Bucks Sch. Dist. Unltd. Tax
     G.O., Ser. 94A
     6.70%                        11/15/09      500        558,265
   Crawford Central Sch. Dist. G.O.,
     Ser. 95
     7.00%                        02/15/05    1,765      1,985,766
   Crawford Central Sch. Dist. Unltd. Tax
     G.O., Prerefunded Ser. 95
     5.75%                        02/15/05    1,585      1,724,591
   Dauphin Cnty. Gen. Auth. Hlth. Sys.
     Rev., Pinnacle Hlth. Sys. Prj.,
     Ser. 97
     5.50%                        05/15/17    3,500      3,630,235
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western Pennsylvania
     Hosp. Prj., Ser. 92
     6.25%                        07/01/16    1,000      1,157,350
   Dauphin Cnty. Gen. Auth. Rev., Hotel &
     Conf. Ctr. Hyatt Regency Prj., Ser. 98
     6.20%                        01/01/19   11,975     11,366,670
     6.20%                        01/01/29    8,600      7,962,826
   Dauphin Cnty. Gen. Auth. Rev., Sch.
     Dist. Pooled Fin. Prj., Ser. 86
     5.50%                        06/01/07      550        597,487
     6.85%                        06/01/09    2,300      2,351,405
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     6.75%(b)                     06/01/05    1,325      1,358,999
     6.80%(b)                     06/01/07    1,000      1,022,900
     5.60%(b)                     06/02/08      525        575,290
     5.70%(b)                     06/01/09      660        725,597
     6.80%(b)                     06/01/26    1,305      1,337,155
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                        01/15/14    1,000      1,169,930
     6.45%                        01/15/19    1,300      1,530,776
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 00
     5.75%                        11/15/25    6,795      7,234,229
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                        08/15/15    6,480      6,752,808
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                        12/15/20    3,735      4,044,557
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99
     6.00%                        06/01/29    3,400      3,661,970
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Co. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                        06/01/10    1,000      1,045,150
   Delaware Cnty. Mem. Hosp. Auth. Rev.,
     Ser. 95
     5.50%                        08/15/19    3,000      3,079,860
   Delaware Cnty. Rev., Prerefunded,
     Ser. 95
     5.50%                        10/01/05    1,075      1,174,190
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Port Dist. Prj., Ser. 99B
     5.70%                        01/01/22    9,600     10,208,640

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware River Port Auth. Pennsylvania
     & New Jersey Rev., Ser. 99
     5.75%                        01/01/16  $ 8,000    $ 8,733,680
     15.86%(b)                    01/01/22   10,000     12,588,000
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 96A
     5.90%                        04/15/16    2,540      2,706,802
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 97B
     5.60%                        07/01/17    2,000      2,203,220
   Delaware Vy. Regl. Fin. Auth. Loc. Govt.
     Rev., Ser. 98A
     5.50%                        08/01/28   33,050     35,422,990
   Derry Area Sch. Dist. G.O., Ser. 92A
     6.60%                        09/01/10      750        776,955
   Dover Area Sch. Dist. G.O.,
     Prerefunded Ser. 96
     5.75%                        04/01/06    2,445      2,701,921
   Downingtown G.O., Ser. 91
     6.70%                        01/15/02      750        759,630
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                        01/01/16      775        796,894
   Erie Cnty. Prison Auth. Lease Rev.,
     Prerefunded Ser. 91
     6.25%                        11/01/01    3,225      3,235,223
     6.45%                        11/01/01    1,000      1,003,330
   Fairview Sch. Dist. G.O., Ser. 95
     6.00%                        02/15/05    1,000      1,096,020
   Forest Hills G.O., Ser. 92
     6.45%                        05/01/09      750        763,732
   Fox Chapel Area Sch. Dist. G.O.,
     Ser. 92A
     6.30%                        02/15/02    2,000      2,030,360
   Governor Mifflin Sch. Dist. G.O.,
     Ser. 92
     6.30%                        02/01/02    1,000      1,013,570
   Greater Johnstown Wtr. Auth. Rev.,
     Ser. 92
     6.10%                        01/01/04      685        705,057
   Greensburg Salem Sch. Dist. G.O.,
     Ser. 92
     6.45%                        09/15/18    1,000      1,036,070
   Harrisburg Auth. Wtr. Rev., Ser. 92
     6.55%                        08/15/02    1,600      1,660,640
   Harrisburg Auth. Wtr. Rev., Ser. 94
     5.30%                        08/11/16   14,300     14,499,914
   Hempfield Twp. Mun. Auth. Gtd. Swr.
     Rev., Westmoreland Cnty. Prj.,
     Ser. 91
     6.50%                        09/01/02    1,000      1,039,390
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., New York St. Elec. & Gas Corp.
     Prj., Ser. 95A
     6.00%                        06/01/06    1,000      1,114,340
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                        06/01/06    1,515      1,582,433
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Ctr. Masonic Homes Prj., Ser. 94
     5.30%                        11/15/08      500        522,720
   Lancaster Swr. Auth. Sply. S.O., Ser. 98
     5.25%                        04/01/21    8,480      8,544,024



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Ser. 92
     6.15%                        11/15/02  $   510    $   531,624
     6.30%                        11/15/03      740        771,924
     6.50%                        11/15/14    1,500      1,564,260
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Ser. 94
     6.90%                        11/15/04    1,000      1,124,060
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                        11/15/04      355        364,564
     5.65%                        11/15/05      760        784,115
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                        11/01/09    3,000      3,199,590
     6.00%                        11/01/18    2,000      2,063,400
   Lehigh Cnty. Gen. Purp. Auth. Rev., St.
     Lukes Hosp. Bethlehem Prj., Ser. 93
     6.00%                        11/15/02    1,750      1,819,352
   Ligonier Vy. Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 94
     5.65%                        03/01/04    2,000      2,135,820
   Lower Providence Twp. Swr. Auth. Rev.,
     Ser. 92
     6.63%                        05/01/02    1,000      1,025,480
   Luzerne Cnty. Flood Prot. Auth. Gtd.
     Rev., Prerefunded Ser. 96
     5.60%                        07/15/06    4,720      5,214,090
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence Hosp. Prj., Ser. 95
     5.38%                        11/15/10    6,480      6,896,858
   McKeesport Area Sch. Dist. G.O.,
     Ser. 96A
     5.75%                        10/01/06    1,750      1,952,755
   Media Boro Gtd. Wtr. Rev., Ser. 92
     6.55%                        01/01/17      500        514,705
   Methacton Sch. Dist. Auth. Rev., Ser. 78
     6.50%                        10/01/06      475        545,167
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Coll. Rev., Beaver Coll. Prj., Ser. 96
     5.75%                        04/01/12    1,690      1,838,112
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., Holy Redeemer Hosp. Prj.,
     Ser. 97A
     5.25%                        10/01/27    9,000      8,974,620
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., Pottstown Hlth. Care Corp. Prj.,
     Ser. 98
     5.00%                        01/01/16    6,235      6,317,489
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., St. Josephs Univ. Prj., Ser. 92
     6.50%                        12/15/12      750        798,105
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hosp. Prj., Ser. 76
     7.75%                        05/01/02       15         15,483
   Montgomery Cnty. Ind. Dev. Auth. Rev.,
     Poll. Ctrl. Prj., Ser. 91B
     6.70%                        12/01/21    1,000      1,026,440
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Lehigh Univ. Prj., Prerefunded
     Ser. 91
     7.00%                        10/15/01    4,000      4,086,360
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Moravian Coll. Prj., Ser. 94
     6.10%                        07/01/12    1,950      2,124,973

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northampton Cnty. Hosp. Auth. Rev.,
     Easton Hosp. Prj., Ser. 88
     7.70%                        01/01/04  $   640    $   642,112
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                        09/01/23    2,000      2,009,120
   Northeastern Hosp. & Ed. Auth. Rev.,
     Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                        08/15/16    3,245      3,315,579
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wyoming Vy. Hlth. Care Prj.,
     Ser. 94A
     6.50%                        01/01/07    1,000      1,108,730
   Northgate Sch. Auth. Bldg. Rev.,
     Ser. 78
     6.38%                        02/15/07      825        940,962
   Northumberland Cnty. Auth. Gtd. Lease
     Rev., Ser. 91
     6.25%                        10/15/01    4,000      4,005,440
     6.60%                        10/15/01    1,250      1,251,837
     7.75%                        10/15/01    2,110      2,113,903
   Northumberland Cnty. Auth. Gtd. Lease
     Rev., Ser. 92
     6.70%                        08/15/02    1,000      1,039,180
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                        09/01/14    2,910      3,210,399
   Penn Hills G.O., Ser. 93
     5.88%                        12/01/02    2,000      2,084,680
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 94
     6.65%                        08/15/04      685        758,727
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 89A
     6.70%                        09/01/16    1,000      1,210,200
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                        09/01/09   12,465     13,879,404
   Pennsylvania Econ. Dev. Fin. Auth.
     Sch. Rev., Baldwin Sch. Prj.,
     Ser. 94A
     6.35%                        04/01/04      300        319,587
   Pennsylvania Fin. Auth. Rev., Mun. Cap.
     Imp. Prj., Ser. 93
     6.60%                        11/01/09   20,805     22,281,531
   Pennsylvania G.O., Ser. 94
     5.50%                        06/15/08    1,000      1,060,700
   Pennsylvania Hgr. Ed. Assistance Agcy.
     Rev., Cap. Acquisition Prj., Ser. 00
     5.88%                        12/15/25   16,400     17,634,264
   Pennsylvania Hgr. Ed. Assistance Agcy.
     Stud. Ln. Rev., Ser. 84A
     7.44%                        03/01/20    8,250      9,325,717
     9.48%(b)                     03/01/22    5,000      5,421,750
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. Osteopathic Prj.,
     Ser. 93
     5.35%                        12/01/10    3,735      3,928,286
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                        01/01/22   13,165     13,259,656
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ref. Ser. 66A
     5.65%                        04/01/29   10,000     10,180,900



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ser. 96A
     6.05%                        10/01/16  $ 2,500   $  2,617,875
   Pennsylvania Hsg. Fin. Agcy.
     Multi-family FHA Ins. Rev., Ref.
     Ser. 92
     8.10%                        07/01/13    2,000      2,074,100
   Pennsylvania Hsg. Fin. Agcy. Res.
     Rev., Sect. 8 Prj., Ref. Ser. 91A
     7.60%                        07/01/13    1,000      1,024,300
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                        07/01/12    1,500      1,547,625
     6.50%                        07/01/23    4,850      4,986,867
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 98
     5.50%(c)                     04/01/30   13,300      2,557,989
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 99
     5.85%                        10/01/18    1,000      1,033,030
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 91
     6.95%                        10/01/05      250        256,067
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94A
     6.60%                        04/01/17    1,000      1,047,310
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Sgl. Fam. Mtg. Prj., Ser. 94B
     6.88%                        10/01/24    1,500      1,570,440
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 56A
     6.15%                        10/01/27    5,000      5,175,700
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool,
     Prerefunded Ser. 90B
     6.80%                        03/01/02    3,985      4,229,002
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 94
     6.00%                        09/01/06    1,930      2,161,619
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 92
     6.80%                        06/15/02    5,505      5,683,252
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 93
     5.88%                        06/15/03    5,000      5,290,950
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 94
     7.00%                        06/15/04      500        555,320
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.60%                        06/15/12    1,000      1,055,160
     5.50%                        06/15/16    5,000      5,175,100
     5.50%                        06/15/20    5,500      5,634,310
   Pennsylvania St. Fin. Auth. Cmnty. Coll.
     Rev., Beaver Cnty. Coll. Prj.,
     Ser. 94A
     5.88%                        12/01/04      825        903,301
   Pennsylvania St. G.O., Third Ser. 91A
     6.50%                        11/15/01    4,750      4,845,047

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn Mawr Coll.
     Prj., Ser. 95
     6.00%                        12/01/15  $ 1,200   $  1,322,640
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Lafayette Coll.
     Prj., Ser. 00
     6.00%                        05/01/30      155        169,313
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Philadelphia Coll.
     of Textiles & Science Prj., Ser. 91
     7.00%                        10/01/01    1,385      1,385,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 97G
     5.13%                        06/15/24   10,355     10,347,337
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ.
     Prj., Ser. 98
     5.50%                        07/15/38   17,500     17,915,800
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 96A
     5.75%                        01/01/17   17,250     17,537,385
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of
     Pennsylvania Hlth. Svcs. Prj.,
     Ser. 98A
     5.38%                        01/01/15    5,200      5,391,360
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                        01/01/06    1,000      1,141,950
     6.00%                        01/01/12    4,000      4,314,960
   Pennsylvania St. Infra. Investment
     Auth. Rev., Ser. 90
     6.45%                        09/01/04    1,600      1,687,072
   Pennsylvania St. Pub. Sch. Bldg.
     Auth. Rev., Mid Vy. Sch. Dist. Prj.,
     Ser. 92D
     6.25%                        01/01/07      500        523,230
   Pennsylvania St. Tpke. Comm. Rev.,
     Ref. Ser. 01
     5.00%                        06/01/08    4,000      4,401,600
     5.00%                        06/01/10    2,100      2,242,821
     5.50%                        12/01/13    3,000      3,299,130
   Pennsylvania St. Tpke. Comm. Rev.,
     Prerefunded Ser. 86J
     7.20%                        12/01/17    2,275      2,338,745
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92P
     5.80%                        12/01/06    1,500      1,583,955
     6.00%                        12/01/09      500        529,125
   Pennsylvania St. Tpke. Comm. Rev.,
     Prerefunded Ser. 94A
     5.88%                        12/01/04      500        556,635
   Pennsylvania Trafford Dist. G.O.,
     Ser. 94
     5.85%                        05/01/04    1,000      1,077,390
   Pennsylvania Unltd. Tax G.O., Ser. 94A
     6.50%                        11/01/05      250        254,585
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                        07/01/04    5,000      5,337,600



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Gas Works Rev., Ser. 94
     5.25%                        08/01/24  $ 2,900   $  2,902,233
   Philadelphia Gas Works Rev., Ser. 01
     5.50%                        08/01/14    3,315      3,545,823
     5.50%                        08/01/16    1,000      1,059,090
     5.50%                        08/01/17    1,000      1,051,060
     5.50%                        08/01/18    2,100      2,198,868
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's Hosp.
     of Philadelphia Prj., Ser. 93
     5.00%                        02/15/21    2,250      2,208,802
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92A
     7.00%                        08/15/03      535        563,622
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Children's
     Seashore House Prj., Ser. 92B
     7.00%                        08/15/12    1,575      1,637,606
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                        06/01/14      500        531,345
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                        01/01/07    1,235      1,323,056
     5.60%                        01/01/08    1,245      1,333,569
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Magee Rehab.
     Hosp. Prj., Ser. 91
     7.00%                        12/01/05    1,000      1,007,060
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Ser. 96B
     5.00%                        07/01/10    4,590      5,025,499
   Philadelphia Hosp. & Hgr. Ed. Fac.
     Auth. Hosp. Rev., Presbyterian Med.
     Ctr. Prj., Ser. 93
     6.10%                        12/01/03    1,000      1,077,210
   Philadelphia Ind. Dev. Auth. Rev.,
     American Coll. of Physicians Prj.,
     Ser. 00
     5.50%                        06/15/20    6,370      6,610,149
     5.50%                        06/15/25    8,315      8,551,562
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                        11/15/12    3,945      4,210,499
     5.50%                        11/15/16    1,650      1,749,314
   Philadelphia Ind. Dev. Auth. Rev., Inst.
     Cancer Research Prj., Ser. 90B
     7.25%                        07/01/03    1,365      1,383,332
   Philadelphia Ind. Dev. Auth. Rev., Nat.
     Bd. of Med. Examiners Prj.,
     Prerefunded Ser. 92
     6.75%                        05/01/02      500        522,970
   Philadelphia Ind. Dev. Auth. Rev., PGH
     Dev. Corp. Prj., Ser. 93
     5.50%                        07/01/10    1,035      1,088,975
   Philadelphia Mun. Auth. Rev., Justice
     Lease Prj., Prerefunded Ser. 91B
     7.10%                        11/15/01    1,200      1,230,828
     7.13%                        11/15/01    1,055      1,082,135

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                        07/15/08  $ 2,650   $  2,851,082
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.20%                        11/15/04    4,000      4,273,840
     5.63%                        11/15/14    2,600      2,752,282
   Philadelphia Pk. Auth. Rev., Arpt. Pk.
     Prj., Ser. 99
     5.63%                        09/01/18    4,430      4,680,915
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                        09/01/15    5,900      6,137,003
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.63%                        09/01/13    1,390      1,504,772
     5.63%                        09/01/17    4,495      4,764,340
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 93
     6.20%                        09/01/20    2,000      2,107,640
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 94A
     5.80%                        07/01/04    1,910      2,082,206
     5.85%                        07/01/09    1,710      1,870,381
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                        09/01/04    5,985      6,554,712
   Philadelphia Sch. Dist. G.O.,
     Prerefunded Ser. 95B
     5.50%                        09/01/05    2,500      2,775,425
     5.50%                        09/01/18    4,890      5,044,084
   Philadelphia Sch. Dist. G.O., Ser. 00A
     5.75%                        02/01/12    7,715      8,591,733
     5.75%                        02/01/13    2,500      2,767,875
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 92A
     6.40%                        05/15/02    2,000      2,062,100
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 95A
     6.25%                        09/01/06    2,255      2,550,969
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Prerefunded Ser. 95B
     5.50%                        09/01/05    2,000      2,220,340
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 99C
     5.75%                        03/01/29   11,000     11,645,480
   Philadelphia Unltd. Tax G.O.,
     Prerefunded Ser. 94B
     5.90%                        11/15/04    1,620      1,802,671
   Philadelphia Unltd. Tax G.O., Ser. 93A
     5.25%                        05/15/04      300        317,412
   Philadelphia Unltd. Tax G.O.,
     Unrefunded Ser. 94
     5.90%                        11/15/09      980      1,069,778
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                        09/01/04    6,875      7,481,238
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                        06/15/07    6,780      7,412,506
     5.50%                        06/15/15    6,620      6,949,875
     5.00%                        06/15/16    2,850      2,867,328
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                        08/01/22   15,155     14,960,864
     5.13%                        08/01/27   20,645     20,511,840
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Unrefunded Ser. 93
     5.75%                        06/15/13    3,165      3,354,584



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pittsburgh Pub. Pk. Auth. Rev., Ser. 92A
     5.88%                        12/01/12  $ 1,500   $  1,583,475
   Pittsburgh Sch. Dist. G.O., Ser. 97
     5.50%                        09/01/09    4,500      4,745,295
   Pittsburgh Unltd. Tax G.O., Ser. 96A
     6.00%                        03/01/05    8,225      9,002,345
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                        09/01/21    3,000      2,981,160
   Pleasant Vy. Sch. Dist. G.O., Ser. 95
     5.60%                        11/15/14    1,385      1,439,486
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                        11/01/16    1,360      1,411,068
   Punxsutawney Area Sch. Dist. G.O.,
     Ser. 95
     5.80%                        04/15/05    1,000      1,093,900
   Reading G.O., Ser. 92
     6.50%                        11/15/02    1,000      1,047,600
   Ringgold Sch. Dist. Rev., Prerefunded
     Ser. 95
     6.20%                        02/01/05      500        550,620
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Prerefunded Ser. 96
     5.50%                        02/15/06    3,725      4,068,259
   Riverside Sch. Dist. Unltd. Tax G.O.,
     Ser. 00
     5.50%                        10/15/25    3,300      3,418,701
   Sayre Hlth. Care Fac. Auth. Rev.,
     Guthrie Prj., Ser. 91A
     7.10%                        03/01/17    3,000      3,064,500
   Sayre Hlth. Care Fac. Auth. Rev., Tioga
     Nursing Fac. Prj., Ser. 89A
     7.25%                        10/01/10    1,500      1,507,350
   Sayre Hlth. Care Fac. Auth. Rev., VHA
     Cap. Fin. Prj., Ser. 85
     7.15%                        12/01/10    1,400      1,451,828
   Sayre Hlth. Care Fac. Auth. Rev., VHA
     Cap. Fin. Prj., Ser. 85H
     7.63%                        12/01/15      750        763,395
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Hosp. Cmnty. Med. Ctr.
     Prj., Ref. Ser. 98A
     5.25%                        07/01/04    2,215      2,350,071
   Solanco Sch. Dist. G.O., Ser. 94
     6.30%                        02/15/04      500        540,740
   Somerset Cnty. Gen. Auth. Comm. Rev.,
     Prerefunded Ser. 91
     6.25%                        10/15/01    1,750      1,752,380
     6.70%                        10/15/01    1,500      1,502,265
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med. Ctr. Prj.,
     Ser. 96B
     5.38%                        07/01/16    4,000      4,126,240
   Southeastern Pennsylvania Trans.
     Auth. Rev., Prerefunded Ser. 95
     5.75%                        03/01/05       75         82,367
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ref. Ser. 95
     5.75%                        03/01/05    1,210      1,328,846
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ser. 94
     6.10%                        06/01/02    1,000      1,024,220
   Southeastern Pennsylvania Trans. Auth.
     Rev., Prerefunded Ser. 95
     5.88%                        03/01/05    1,230      1,355,768

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ser. 97
     5.55%                        03/01/13  $ 3,500   $  3,741,850
     5.38%                        03/01/17    6,270      6,468,634
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                        02/01/18   10,010     10,125,415
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area
     Cmnty. Coll. Prj., Ser. 91D
     6.80%                        04/01/02    1,335      1,365,638
   Tarentum Gtd. Elec. Rev., Prerefunded
     Ser. 93
     5.88%                        09/01/03      750        798,960
   Unionville Chadds Ford Sch. Dist.
     G.O., Ser. 93
     5.60%                        06/01/03    1,000      1,051,600
   Upper St. Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                        02/15/04      150        154,164
   Washington Cnty. Auth. Rev., Ser. 99
     6.15%                        12/01/29    8,250      9,688,470
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 95G
     6.05%                        04/01/14    2,500      2,725,425
   West Mifflin Sanit. Swr. Mun. Auth. Swr.
     Rev., Prerefunded Ser. 96
     5.70%                        08/01/06    1,445      1,603,979
   West Whiteland Twp. Unltd. Tax G.O.,
     Ser. 92
     6.75%                        12/01/02    1,100      1,156,892
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys. Prj.,
     Ser 93A
     6.00%                        07/01/11      200        214,516
   Westmoreland Cnty. Mun. Auth. Rev.,
     Ser. 87K
     2.00%                        07/01/03    1,000        988,810
   Westview Mun. Auth. S.O., Ser. 85
     9.25%                        11/15/05      750        899,610
   Williamsport Area Sch. Dist. Auth. Rev.,
     Ser. 78
     6.00%                        03/01/07      115        125,217
   Wilson Sch. Dist. G.O., Prerefunded
     Ser. 97
     5.50%                        05/15/07    8,015      8,834,213
                                                      ------------
                                                       858,230,380
                                                      ------------
PUERTO RICO -- 6.3%
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     14.75%(b)                    10/01/16      400        455,948
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     15.25%(b)                    10/01/17      500        574,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     15.25%(b)                    10/01/18      500        569,110
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     15.25%(b)                    10/01/19      690        779,679



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     15.25%(b)                    10/01/20  $   250   $    280,448
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     14.75%(b)                    10/01/24      250        278,768
   Puerto Rico Cmwlth. Pub. Impt. Rev.,
     Ser. 01
     5.50%                        07/01/17   20,000     22,117,800
   Puerto Rico Cmwlth. Rev., Ref. Ser. 02
     5.50%                        07/01/11    2,000      2,199,300
     5.50%                        07/01/12   20,000     21,938,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                        07/01/03      250        255,103
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                        07/01/12    5,000      5,423,100
   Puerto Rico Mun. Fin. Agy. Rev.,
     Ser. 99
     5.50%                        08/01/18    6,500      6,917,170
                                                      ------------
                                                        61,789,366
                                                      ------------
NEW YORK -- 1.2%
   New York City G.O., Ser. 93
     2.65%                        10/01/01   11,510     11,510,000
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $879,817,139)                                  931,529,746
                                                      ------------
CUMULATIVE PREFERRED STOCK--5.3%
   Charter Mac Equity Issue Tr.
     6.63%(d)                     06/30/09   25,000     25,791,500
     7.60%(d)                     11/30/10   10,000     10,684,900
   MuniMae TE Bond Subs., LLC
     6.88%(d)                     06/30/09    4,000      4,168,520
     7.75%(d)                     11/01/10   10,000     10,711,800
                                                      ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $48,263,896)                                    51,356,720
                                                      ------------

                                            Shares
                                          ---------
SHORT TERM INVESTMENTS -- 0.8%
   Wilmington Trust Tax-Free Money
     Market Fund
     (Cost $8,412,922)                    8,412,922      8,412,922
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $936,493,957(a))                      101.5%   991,299,388

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                 (1.5%)  (14,920,885)
                                              -----   ------------
NET ASSETS (Applicable to 82,927,456
  Institutional shares, 634,985 Service
  shares, 3,610,478 Investor A shares,
  2,411,639 Investor B shares and
  80,746 Investor C shares outstanding)       100.0%  $976,378,503
                                              =====   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2001                                  Value
                                                      ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL AND
  INVESTOR A SHARE
  ($942,530,675 [DIVIDE] 86,537,934)                        $10.89
                                                            ======
OFFERING PRICE PER
  INSTITUTIONAL SHARE                                       $10.89
                                                            ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.89 [DIVIDE] 0.960)                                   $11.34
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SERVICE SHARE
  ($6,910,970 [DIVIDE] 634,985)                             $10.88
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($26,061,679 [DIVIDE] 2,411,639)                          $10.81
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($875,179 [DIVIDE] 80,746)                                $10.84
                                                            ======

--------------------
(a) Cost for Federal income tax purposes is $936,632,541. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                    $55,916,334
      Gross unrealized depreciation                     (1,249,487)
                                                       -----------
                                                       $54,666,847
                                                       ===========
(b) Rates shown are the rates as of September 30, 2001.
(c) The rate shown is the effective yield on the zero coupon bonds.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS -- 92.0%
NEW JERSEY -- 78.7%
   Atlantic City COP's, Pub. Fac. Lease
     Agreement Prj., Ser. 91
     7.30%                        03/01/04   $1,535   $  1,694,533
   Brigantine G.O., Ser. 92
     6.25%                        08/01/03      730        760,580
   Camden Cnty. Imp. Auth. Lease Rev.,
     Prerefunded Ser. 92
     6.00%                        12/01/02    1,000      1,053,280
   Cherry Hill Twp. G.O., Prerefunded
     Ser. 92
     6.00%                        06/01/02      350        365,855
   Cherry Hill Twp. G.O., Unrefunded
     Ser. 92
     6.00%                        06/01/06      150        156,285
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Ser. 00
     12.55%(b)                    01/01/26    5,000      5,974,050
   Dover Twp. G.O., Ser. 92
     6.00%                        10/15/03    1,000      1,057,000
     6.10%                        10/15/04      540        570,235
   Edison Twp. G.O., Ser. 91
     6.50%                        06/01/04      930      1,017,606
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Prerefunded
     Ser. 94
     6.90%                        12/01/04      500        572,550
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Pk. Prj.,
     Ser. 94A
     6.20%                        09/15/11    1,250      1,310,837
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                        12/15/07      860        909,923
   Jersey City G.O., Ser. 96A
     6.00%                        10/01/05    1,655      1,840,592
   Knowlton Twp. Bd. of Ed. G.O.,
     Prerefunded Ser. 91
     6.60%                        08/15/11      169        203,755
   Lacey Twp. Wtr. Auth. Rev.,
     Prerefunded Ser. 93
     6.00%                        12/01/03    1,000      1,094,780
   Mercer Cnty. Imp. Auth. Rev., Hamilton
     Bd. of Ed. Prj., Ser. 92
     5.90%                        06/01/03      500        512,730
   Middlesex Cnty. Imp. Auth. Rev., Ser. 96
     5.80%                        09/15/13    1,725      1,868,434
   Morristown Cnty. G.O., Ser. 95
     6.40%                        08/01/14      500        560,250
   New Jersey Econ. Dev. Auth. Lease
     Rev., Ser. 00
     6.00%                        06/01/21    4,780      5,264,071
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                        07/01/08    1,290      1,402,101
     5.88%                        07/01/11    4,000      4,352,080
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                        06/15/08    4,440      4,925,825
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 94
     5.80%                        07/01/07    1,500      1,631,175
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 99
     6.20%                        12/01/24    3,000      3,325,650



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth. Rev., St.
     Barnabas Med. Ctr. Prj., Ser. 97A
     5.62%(c)                     07/01/23   $4,000   $  1,277,120
   New Jersey Econ. Dev. Auth. Rev., W.Y.
     Hldg. Co. Prj., Ser. 95
     5.95%                        06/01/05      865        905,655
   New Jersey Ed. Auth. Rev., Rowan Coll.
     Prj., Ser. 96
     5.88%                        07/01/16    2,185      2,460,091
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Kennedy Hlth. Sys. Rev., Ser. 01
     5.63%                        07/01/31    1,500      1,513,965
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 96C
     5.75%                        07/01/07    2,595      2,871,264
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 92
     6.50%                        03/01/02      100        103,780
     6.50%                        03/01/07      500        517,840
   New Jersey Sports & Expo. Auth.
     Rev., Ser. 00A
     5.50%                        03/01/20    5,000      5,250,250
   New Jersey St. Edl. Fac. Auth. Rev.,
     Ser 00H
     5.25%                        07/01/30    2,500      2,561,425
   New Jersey St. G.O., Ser. 86B
     6.25%                        01/15/04      860        926,727
   New Jersey St. G.O., Ser. 91
     6.25%                        08/01/02    1,160      1,210,854
   New Jersey St. G.O., Ser. 00
     5.75%                        05/01/12    2,500      2,848,775
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 92A
     6.70%                        05/01/05      500        520,300
     6.95%                        11/01/13      750        773,377
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 00B
     6.25%                        11/01/26    2,000      2,124,700
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Prerefunded
     Ser. 92
     6.25%                        01/01/02       65         66,947
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.20%                        01/01/10      750        864,855
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Unrefunded
     Ser. 92
     6.25%                        01/01/14      435        448,033
   New Jersey St. Tpke. Auth. Rev., MBIA
     Ins. - IBC Prj., Ser. 91C
     6.50%                        01/01/16    3,500      4,225,865
   New Jersey St. Tpke. Auth. Rev.,
     Prerefunded Ser. 92A
     5.80%                        01/01/02    1,030      1,039,239
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                        01/01/02      860        868,789
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.50%                        01/01/16      500        593,105
   New Jersey St. Tpke. Auth. Rev.,
     Unrefunded Ser. 92A
     5.80%                        01/01/02      230        232,017

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. Trans. Tr. Fd. Admin.
     Grant Rev., Ser. 00A
     6.13%                        09/15/15   $2,500   $  2,838,625
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 94A
     6.25%                        12/15/03    1,000      1,082,430
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 99A
     5.75%                        06/15/20    2,820      3,140,578
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                        06/15/19    2,500      2,763,525
   New Jersey St. Waste Wtr. Trtmnt. Tr.
     Rev., Ser. 96C
     6.25%                        05/15/03    2,500      2,649,600
     6.25%                        05/15/06    3,455      3,891,159
   Newark Bd. of Ed. G.O., Ser. 94
     5.88%                        12/15/13    1,000      1,086,600
   North Hudson Swr. Auth. Rev.,
     Ser. 01A
     5.41%(c)                     08/01/21    5,000      1,810,300
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                        07/01/03      860        905,245
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                        07/15/06      755        809,360
   Northwest Bergen Cnty. Util. Auth. Sys.
     Rev., Ser. 92
     6.00%                        07/15/07      860        923,399
   Ocean Cnty. G.O., Prerefunded Ser. 91A
     6.25%                        10/01/01      430        438,600
   Ocean Cnty. G.O., Ser. 91
     6.38%                        04/15/03      430        455,912
   Ocean Cnty. Util. Auth. Rev.,
     Prerefunded Ser. 95A
     6.30%                        01/01/05    1,005      1,115,872
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                        12/01/08    1,705      1,804,316
   Passaic Vy. Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                        12/15/02      500        521,640
   Point Pleasant G.O., Ser. 95
     5.70%                        12/01/03      500        534,750
   Port Auth. New York & New Jersey
     Rev., Ser. 92
     6.10%                        10/15/02      645        663,511
     5.00%                        08/01/36    3,500      3,180,695
   Port Auth. New York & New Jersey
     Rev., Ser. 95
     5.75%                        11/01/09    3,275      3,477,952
   Port Auth. New York & New Jersey
     S.O., JFK Intl. Arpt. Term. Prj.,
     Ser. 97-6
     6.25%                        12/01/09    7,000      7,818,370
   Rutgers Univ. Rev., Ser. 92A
     6.10%                        05/01/03    1,000      1,040,990
   Warren Cnty. Poll. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                        12/01/03      500        522,270
   West Windsor Plainsboro Twp. Bd. of
     Ed. G.O., Ser. 93
     5.80%                        03/15/06    1,000      1,061,100



                                               Par
                                  Maturity    (000)       Value
                                ----------  -------     ----------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Winslow Twp. Unltd. Tax G.O., Ser. 92
     6.40%                        10/01/05   $  870   $    919,381
   Woodbridge Twp. G.O., Prerefunded
     Ser. 92
     6.05%                        08/15/02      500        526,320
     6.25%                        08/15/02    1,000      1,054,800
                                                      ------------
                                                       123,666,450
                                                      ------------
PENNSYLVANIA-- 0.9%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                        07/01/12    1,400      1,437,576
                                                     -------------
PUERTO RICO-- 12.4%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                        07/01/26    3,000      3,232,410
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00B
     6.00%                        07/01/31    3,000      3,317,220
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                        07/01/29    2,000      2,214,520
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     14.75%(b)                    10/01/16      400        455,948
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     15.25%(b)                    10/01/17      500        574,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     15.25%(b)                    10/01/18      500        569,110
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     15.25%(b)                    10/01/19      650        734,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     15.25%(b)                    10/01/20      250        280,447
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     15.55%(b)                    10/01/24      250        278,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     10.45%(b)                    07/01/12    2,000      2,329,120
   Puerto Rico Cmwlth. G.O., Ser. 02
     5.50%                        07/01/14    5,000      5,460,250
                                                      ------------
                                                        19,447,213
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $133,597,463)                                  144,551,239
                                                      ------------
CUMULATIVE PREFERRED STOCK-- 7.4%
   Charter Mac Equity Issue Tr.
     6.63%(d)                     06/30/09    1,000      1,031,660
     7.60%(d)                     11/30/10    4,000      4,273,960
   MuniMae TE Bond Subs., LLC
     6.88%(d)                     06/30/09    4,000      4,168,520
     7.75%(d)                     11/01/10    2,000      2,142,360
                                                      ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,990,138)                                    11,616,500
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2001                    Shares        Value
                                          ---------  -------------

SHORT TERM INVESTMENTS -- 0.6%
   Wilmington Trust Tax-Free Money
     Market Fund
     (Cost $948,172)                        948,172   $    948,172
                                                      ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $145,535,773(a))                              $157,115,911
                                                      ============

------------------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                   $ 11,805,444
      Gross unrealized depreciation                       (225,306)
                                                      ------------
                                                      $ 11,580,138
                                                      ============
(b) Rates shown are the rates as of September 30, 2001.
(c) The rate shown is the effective yield on the zero coupon bonds.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value (Cost $145,535,773) ......................  $157,115,911
   Interest receivable ...........................................     2,473,816
   Investments sold receivable ...................................     9,663,657
   Capital shares sold receivable ................................       107,820
   Prepaid expenses ..............................................        10,649
                                                                    ------------
          TOTAL ASSETS ...........................................   169,371,853
                                                                    ------------
LIABILITIES
   Investments purchased payable .................................    13,216,011
   Capital shares redeemed payable ...............................       159,241
   Distributions payable .........................................       641,590
   Advisory fees payable .........................................        36,849
   Administrative fees payable ...................................        29,524
   Transfer agent fees payable ...................................         4,561
   Other accrued expenses payable ................................        47,711
                                                                    ------------
          TOTAL LIABILITIES ......................................    14,135,487
                                                                    ------------
NET ASSETS (Applicable to 10,954,201 Institutional shares,
   1,396,852 Service shares, 271,035 Investor A shares, 482,363
   Investor B shares and 13,233 Investor C shares outstanding) ...  $155,236,366
                                                                    ============
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($149,372,327 [DIVIDE] 12,622,088) ............................        $11.83
                                                                          ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE ...............        $11.83
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.83 [DIVIDE] 0.960) .......................................        $12.32
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($5,707,179 [DIVIDE] 482,363) ............        $11.83
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($156,860 [DIVIDE] 13,233) ...............        $11.85
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                              Par
AS OF SEPTEMBER 30, 2001         Maturity    (000)        Value
                                ---------- ----------  -----------
MUNICIPAL BONDS -- 91.8%
OHIO -- 74.4%
   Akron G.O., Ser. 01
     5.50%                        12/01/21   $1,000   $  1,045,870
   Akron Swr. Sys. Rev., Ser. 96
     5.88%(c)                     12/01/16      500        537,680
   Brunswick G.O., Ser. 94
     6.30%                        12/01/05      210        226,726
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp. Prj., Ser. 91
     6.75%                        11/15/03       50         51,235
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                        04/01/11      600        674,010
   Cincinnati Wtrwks. Imp. Rev., Ser. 89
     6.75%                        12/01/01    1,000      1,007,190
   Cleveland Apt. Sys. Rev., Prerefunded
     Ser. 94B
     5.70%                        01/01/04      150        162,519
   Cleveland COP's, Cleveland Stadium
     Prj., Ser. 97
     5.25%                        11/15/10    2,500      2,691,625
   Cleveland Ltd. Tax G.O., Prerefunded
     Ser. 94
     6.25%                        11/15/04    1,915      2,151,445
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                        09/15/06    1,275      1,428,535
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Prerefunded Ser. 94A
     6.30%                        11/15/04    4,000      4,499,840
   Cleveland Pub. Pwr. Sys. Rev., First
     Mtg. Prj., Ser. 94B
     6.10%                        11/15/03    1,000      1,075,240
   Cleveland Wtrwks. Rev., First Mtg. Prj.,
     Prerefunded Ser. 92A
     6.50%                        01/01/02      500        515,255
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                        03/01/07      450        486,261
   Columbus G.O., Mun. Arpt. No. 30-E-U
     Prj., Ser. 91
     6.15%                        04/15/02    1,475      1,476,962
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj., Ser. 94A
     6.00%                        01/01/04      150        158,913
   Columbus Unltd. Tax G.O., Ser. 02
     5.00%                        06/15/12    2,975      3,142,314
   Columbus Unltd. Tax G.O., Ser. 86
     7.38%                        07/01/06    1,000      1,174,180
   Columbus Unltd. Tax G.O., Ser. 92B
     6.10%                        01/01/03    1,000      1,028,710
   Columbus Unltd. Tax G.O., Ser. 94-2
     5.60%                        05/15/05    1,000      1,082,630
   Columbus Wtrwks. Enlargement No. 44
     G.O., Prerefunded Ser. 92
     6.00%                        05/01/03      500        537,730
   Cuyahoga Cnty. G.O., Prerefunded
     Ser. 91
     6.70%                        10/01/01    1,000      1,020,000
   Cuyahoga Cnty. Hosp. Rev., Univ. Hlth.
     Sys. Prj., Ser. 96B
     6.00%                        01/15/04    3,125      3,306,813



                                              Par
                                 Maturity    (000)        Value
                                ---------- ----------  -----------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Cuyahoga Cnty. Jail Fac. Unltd. Tax
     G.O., Prerefunded Ser. 91
     7.00%                        10/01/01   $1,000   $  1,020,000
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                        12/01/14    1,000      1,262,580
   Franklin Cnty. G.O., Prerefunded
     Ser. 91
     6.38%                        12/01/01    1,635      1,678,556
   Greater Cleveland Regl. Trans. Auth.
     G.O., Ser. 96
     6.25%                        12/01/06    2,935      3,344,139
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                        10/15/12      500        527,060
   Hamilton Cnty. Swr. Sys. Rev.,
     Ser. 91A
     6.40%                        12/01/04      675        692,570
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                        12/01/05      200        227,826
   Loveland City Sch. Dist. G.O.,
     Prerefunded Ser. 92
     6.65%                        12/01/02      145        155,179
   Lucas Cnty. G.O., Ser. 96
     6.00%                        12/01/03    2,310      2,482,511
     6.00%                        12/01/05      500        557,000
   Marysville Sch. Dist. G.O., Ser. 98
     6.00%                        12/01/24    1,910      2,106,959
   Medina Cnty. Unltd. Tax G.O., Ser. 86
     7.25%                        12/01/03       50         54,975
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                        12/01/06      100        115,706
   Northwestern Sch. Dist. Rev., Wayne &
     Ashland Cntys. Prj., Ser. 94
     7.20%                        12/01/10      300        369,378
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A
     5.55%                        11/01/18      300        307,836
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                        10/01/09    2,000      2,219,220
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                        10/01/05    1,000      1,110,950
   Ohio St. Bldg. Auth. St. Corr. Fac. Rev.,
     Ser. 91A
     6.50%                        10/01/02    4,000      4,080,000
   Ohio St. Bldg. Auth. St. Fac. Rev.,
     Admin. Bldg. Fd. Prj., Prerefunded
     Ser. 92A
     6.00%                        10/01/02    1,020      1,078,925
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                        10/01/07      450        505,359
   Ohio St. Comm. Sch. Cap. Fac. Rev.,
     Ser. 94A
     5.75%                        06/15/14    1,000      1,086,610
   Ohio St. Env. Imp. Rev. USX Corp.
     Prj., Ref. Ser. 99
     5.63%                        05/01/29    1,000        974,670
   Ohio St. Hgr. Ed. Cap. Fac. Rev.,
     Ser. 00 II-A
     5.00%                        12/01/03    1,000      1,053,970

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                              Par
AS OF SEPTEMBER 30, 2001         Maturity    (000)       Value
                                ---------- --------- -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                        10/01/05   $1,000   $  1,069,130
   Ohio St. Pub. Fac. Comm. Hgr. Ed.
     Fac. Rev., Prerefunded Ser. 92A
     5.50%                        12/01/01    2,000      2,050,660
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.38%                        06/01/07    2,455      2,685,132
   Ohio St. Wtr. Dev. Auth. Rev., Pure Wtr.
     Prj., Ser. 92
     5.75%                        06/01/04    1,500      1,584,540
   Ohio St. Wtr. Dev. Auth. Rev.,
     Steel-Cargill North Star Broken Hill
     Prj., Ser. 95
     6.30%                        09/01/20      500        523,770
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev.,
     Wtr. Ctrl. State Match Prj., Ser. 95
     5.70%                        06/01/11    1,300      1,384,370
   Ohio Unltd. Tax G.O., Ser. 95
     6.00%                        08/01/05      225        249,687
   Olentangy Sch. Dist. G.O.,
     Prerefunded Ser. 95A
     6.00%                        12/01/04      225        251,404
   Scioto Cnty. Rev., Marine Term. Norfolk
     Southern Corp. Prj., Ser. 98
     5.30%(b)                     08/15/13    3,000      3,048,300
   Springboro Wtr. Sys. Rev., Ser. 98
     5.00%                        12/01/18    2,500      2,518,150
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                        07/01/14      200        201,830
   Toledo G.O., Ser. 96
     6.00%                        12/01/06      500        563,810
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                        12/01/05    1,000      1,123,700
   Westlake G.O., Ser. 96
     6.40%                        12/01/08    1,560      1,791,426
                                                      ------------
                                                        75,539,571
                                                      ------------
PUERTO RICO-- 17.4%
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rites, Ser. 98
     9.15%(b)                     07/01/18    5,000      5,238,550
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     14.75%(b)                    10/01/16      400        455,948
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     15.25%(b)                    10/01/17      500        574,940



                                              Par
                                 Maturity    (000)       Value
                                ---------- ---------  ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     15.25%(b)                    10/01/18   $  500    $   569,110
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     15.25%(b)                    10/01/19      650        734,481
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     15.25%(b)                    10/01/20      250        280,448
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     14.75%(b)                    10/01/24      250        278,768
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                        07/01/11    5,000      5,498,250
   Puerto Rico Pub. Bldgs. Auth. Rites
     PA 577, Ser. 99
     10.46%(b)                    07/01/27    4,000      3,998,760
                                                      ------------
                                                        17,629,255
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $86,963,637)                                    93,168,826
                                                      ------------
CUMULATIVE PREFERRED STOCK-- 6.2%
   Charter Mac Equity Issue Tr.
     6.63%(d)                     06/30/09    1,000      1,031,660
     7.60%(d)                     11/30/10    1,000      1,068,490
   MuniMae TE Bond Subs., LLC
     6.88%(d)                     06/30/09    2,000      2,084,260
     7.75%(d)                     11/01/10    2,000      2,142,360
                                                      ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $5,996,713)                                      6,326,770
                                                      ------------

                                            Shares
                                          ---------
SHORT TERM INVESTMENTS -- 4.7%
   Wilmington Trust Tax-Free Money
     Market Fund
     (Cost $4,803,207)                    4,803,207      4,803,207
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $97,763,557(a))                      102.7%    104,298,803

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                (2.7%)    (2,765,124)
                                             ------   ------------
NET ASSETS (Applicable to 8,519,940
  Institutional shares, 3,739 Service shares,
  340,014 Investor A shares, 395,826
  Investor B shares and 138,497
  Investor C shares outstanding)             100.0%   $101,533,679
                                             ======   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2001                                 Value
                                                     -------------

NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($95,761,310 [DIVIDE] 8,863,693)                          $10.80
                                                            ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                         $10.80
                                                            ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.80 [DIVIDE] 0.960)                                   $11.25
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($4,276,508 [DIVIDE] 395,826)                             $10.80
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,495,861 [DIVIDE] 138,497)                             $10.80
                                                            ======

----------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                       $6,560,575
    Gross unrealized depreciation                          (25,329)
                                                        ----------
                                                        $6,535,246
                                                        ==========
(b) Rates shown are the rates as of September 30, 2001.
(c) Securities pledged as collateral with a value of $266,845 on 50 long U.S. Treasury Bond futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $5,275,000, thereby resulting in an unrealized gain of $39,063.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                              Par
AS OF SEPTEMBER 30, 2001         Maturity    (000)       Value
                                ---------- --------- -------------
MUNICIPAL BONDS -- 94.5%
DELAWARE -- 69.8%
   Delaware Econ. Dev. Auth. Rev., Del.
     Tech. Pk. Univ. Del. Prj., Ser. 00
     6.00%                        02/01/21   $1,000    $ 1,093,280
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                        01/01/05    1,460      1,591,531
     6.00%                        01/01/06    1,160      1,284,004
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                        07/01/19    2,000      1,976,600
   Delaware St. Econ. Dev. Auth. Rev.,
     Ser. 00
     5.65%                        07/01/28    4,000      4,272,560
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95
     6.20%                        06/01/25    2,000      2,171,500
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                        12/01/07    1,165      1,333,785
   Delaware St. G.O., Ser. 91A
     6.30%                        08/15/05    1,730      1,767,558
   Delaware St. G.O., Prerefunded
     Ser. 92A
     6.25%                        03/01/02    1,400      1,451,072
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                        10/01/04    2,185      2,406,035
     6.25%                        10/01/05    2,175      2,441,851
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                        07/01/14    3,000      3,075,540
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                        01/01/15    2,000      2,086,540
   Delaware St. Hsg. Auth. Rev., Sr. Single
     Fam. Mtg. Prj., Ser. 00
     5.90%                        07/01/20    2,925      3,033,839
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Tr. Fd. Prj., Ser. 93
     5.50%                        04/01/02    1,500      1,524,960
     5.75%                        04/01/03    1,500      1,574,460
   Delaware St. Solid Waste Auth. Solid
     Waste Sys. Rev., Ser. 92
     6.00%                        07/01/02    2,000      2,053,020
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.40%                        07/01/03    1,000      1,042,600
     5.63%                        07/01/05    2,400      2,500,536
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 93
     5.10%(c)                     07/01/04    1,500      1,591,275
     5.50%                        07/01/08    1,000      1,060,940
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 94
     6.10%                        07/01/07    1,000      1,093,890
   Dover Elec. Rev., Ser. 93
     6.00%                        07/01/07      500        528,880
   New Castle Cnty. G.O., Ser. 91
     6.25%                        10/15/01    1,000      1,001,340
     6.30%                        10/15/02    1,000      1,021,850
     6.50%                        10/15/04    1,000      1,021,810
     6.50%                        10/15/05    1,000      1,021,810



                                              Par
                                 Maturity    (000)        Value
                                ---------- ----------  -----------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Sussex Cnty. G.O., Ser. 93
     5.60%                        10/15/08   $3,000    $ 3,175,650
     5.70%                        10/15/12    3,500      3,690,575
   Wilmington G.O., Prerefunded
     Ser. 92A
     6.20%                        01/01/02    1,000      1,008,690
     6.00%                        07/01/03      500        504,415
   Wilmington G.O., Ser. 92B
     6.25%                        04/01/02    3,050      3,172,305
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     5.60%                        09/15/02      500        516,180
     5.80%                        09/15/04    1,000      1,050,420
     6.00%                        09/15/06      500        525,695
                                                       -----------
                                                        60,666,996
                                                       -----------
NEW YORK -- 4.1%
   New York St. Energy Research and
     Dev. Auth. Poll. Ctrl. Rev., New York
     St. Elec. and Gas Co. Prj., Ref.
     Ser. 94C
     2.65%(b)                     06/01/29    3,600      3,600,000
                                                     -------------
PUERTO RICO -- 20.6%
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     14.75%(b)                    10/01/16      400        455,948
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     15.25%(b)                    10/01/17      500        574,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     15.25%(b)                    10/01/18      500        569,110
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     15.25%(b)                    10/01/19      650        734,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     15.25%(b)                    10/01/20      250        280,448
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     14.75%(b)                    10/01/24      250        278,768
   Puerto Rico Cmwlth. Ref. G.O., Ser. 02
     5.50%                        07/01/11    3,000      3,298,950
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 98A
     5.38%                        06/01/14       50         55,513
   Puerto Rico Pub. Fin. Corp. Rites,
     Ser. 98
     9.77%(b)                     06/01/12    5,000      6,373,850
   Puerto Rico Pub. Fin. Corp. Rites,
     Ser. 99
     11.14%(b)                    06/01/14    4,025      5,298,430
                                                      ------------
                                                        17,920,437
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $77,503,753)                                    82,187,433
                                                      ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                              Par
AS OF SEPTEMBER 30, 2001         Maturity    (000)        Value
                                ---------- ----------  -----------
CUMULATIVE PREFERRED STOCK-- 7.3%
   Charter Mac Equity Issue Tr.
     6.63%(d)                     06/30/09   $1,000    $ 1,031,660
     7.60%(d)                     11/30/10    1,000      1,068,490
   MuniMae TE Bond Subs., LLC
     6.88%(d)                     06/30/09    2,000      2,084,260
     7.75%(d)                     11/01/10    2,000      2,142,360
                                                       -----------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $5,942,811)                                      6,326,770
                                                       -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $83,446,564(a))                       101.8%    88,514,203

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                 (1.8%)   (1,531,839)
                                              -----    -----------
NET ASSETS (Applicable to 7,794,884
  Institutional shares, 11 Service shares,
  421,870 Investor A shares, 245,506
  Investor B shares and 62,509
  Investor C shares outstanding)              100.0%   $86,982,364
                                              =====    ===========
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL,
  SERVICE AND INVESTOR A SHARE
  ($83,839,968 [DIVIDE] 8,216,765)                          $10.20
                                                            ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                         $10.20
                                                            ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.20 [DIVIDE] 0.960)                                   $10.63
                                                            ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,504,558 [DIVIDE] 245,506)                             $10.20
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($637,838 [DIVIDE] 62,509)                                $10.20
                                                            ======

------------------------------
(a) Cost for Federal income tax purposes is $83,509,504. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                      $ 5,109,407
    Gross unrealized depreciation                         (104,708)
                                                       -----------
                                                       $ 5,004,699
                                                       ===========
(b) Rates shown are the rates as of September 30, 2001.
(c) Securities pledged as collateral with a value of $530,030 on 50 long U.S. Treasury Bond futures contracts expiring December 2001. The value of such contracts on September 30, 2001 was $5,275,000, thereby resulting in an unrealized gain of $39,063.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

                                             Par
AS OF SEPTEMBER 30, 2001         Maturity   (000)        Value
                                ---------- --------   ------------

MUNICIPAL BONDS -- 94.1%
KENTUCKY -- 79.6%
   Ashland Env. Imp. Rev., Allied
     Chemical Corp. Prj., Ser. 78
     5.80%                        03/01/03   $  145   $    149,030
   Ashland Poll. Ctl. Rev., Ashland, Inc.
     Prj., Ser. 99
     5.70%                        11/01/09    3,500      3,766,945
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00B
     5.38%                        08/01/20    2,500      2,579,575
   Bowling Green Sch. Dist. Fin. Corp.
     Rev., Ser. 00
     5.75%                        01/01/18    1,050      1,126,923
     5.75%                        01/01/20    1,135      1,209,411
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                        07/01/03      685        701,104
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj., Ser. 93B
     5.45%                        01/02/02    1,800      1,883,898
     5.55%                        01/02/02    1,000      1,039,800
   Frankfort Elec. & Wtr. Plant Bd. Rev.,
     Ser. 99
     5.60%                        12/01/19    1,045      1,105,746
   Grayson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 95B
     5.95%                        01/01/08    1,290      1,399,547
   Hardin Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00
     5.50%                        02/01/16    1,675      1,778,917
   Henderson Elec. Light & Pwr. Rev.,
     Ser. 73
     5.70%                        03/01/03      820        821,640
   Hopkins Cnty. G.O., Detention Fac.
     Prj., Ser. 00
     5.75%                        02/01/20    1,800      1,920,258
   Jefferson Cnty. Corp. Rev. Cap. Imp.
     Prj., Ser. 93A
     5.75%                        08/15/04    1,275      1,350,123
     5.90%                        08/15/05    1,000      1,060,220
     6.10%                        08/15/07    2,500      2,636,675
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                        06/01/23    3,860      3,910,720
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.88%(b)                     06/01/04    2,250      2,256,750
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Prerefunded
     Ser. 92B
     6.00%                        07/01/02      905        948,512
     6.20%                        07/01/02    2,160      2,267,028
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 99A
     5.25%                        01/01/14    2,000      2,113,880
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Unrefunded Ser. 92B
     6.00%                        01/01/03    1,100      1,152,888
     6.20%                        01/01/06    1,085      1,138,762
   Kenton Cnty. Arpt. Brd. Arpt. Rev.,
     Delta Airlines Prj., Ser. 92A
     7.50%                        02/01/20    1,400      1,333,052
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj., Ser. 97A
     5.95%                        03/01/07    1,730      1,894,367
     6.30%                        03/01/15    1,000      1,094,690



                                              Par
                                 Maturity    (000)        Value
                                ---------- ----------  -----------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kenton Cnty. Wtr. Dist. Wtrwks. Rev.,
     Ser. 92
     6.38%                        02/01/17   $1,000   $ 1,041,990
   Kentucky Econ. Dev. Fin. Auth. Hosp.
     Facs. Rev., Catholic Healthcare Prj.,
     Ser. 01A
     5.25%                        10/01/27    1,500      1,462,620
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 95B
     6.60%                        06/01/02    3,435      3,524,310
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96D
     5.80%                        07/01/13    3,350      3,540,782
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96E
     6.30%                        01/01/28    1,885      1,959,137
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 01F
     5.45%                        01/01/32    3,000      3,006,480
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 72, Series 01
     5.13%                        10/01/21    3,500      3,512,215
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Prerefunded Ser. 91
     5.75%                        10/01/01    3,765      3,765,000
     5.75%                        10/01/11      325        325,000
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Unrefunded Ser. 91
     5.75%                        10/01/11      410        416,712
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 54, Prerefunded Ser. 92
     5.90%                        09/01/02    2,750      2,896,932
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 55, Ref. Ser. 93
     4.60%                        09/01/03    3,000      3,116,790
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 65, Prerefunded Ser. 00
     5.95%                        02/01/10    2,325      2,648,593
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 95
     6.50%                        07/01/08    3,000      3,489,330
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref.
     Ser. 01A
     5.50%                        07/01/15    1,000      1,093,000
   Kentucky St. Tpke. Auth. Res. Rec.
     Rev., Ser. 79
     7.10%                        07/01/02      175        176,972
   Lexington Ctr. Corp. Mtg. Rev.,
     Ser. 93A
     5.20%                        10/01/04    1,790      1,868,116
   Lexington-Fayette Urban Cnty. Govt.
     G.O., Ser. 00A
     5.75%                        02/01/20    1,500      1,594,125
   Lexington-Fayette Urban Cnty. Govt.
     Pub. Fac. Corp. Mtg. Rev., Ref.
     Ser. 93
     4.50%                        02/01/06    2,100      2,193,891
   Lexington-Fayette Urban Cnty. Govt.
     Rev., Univ. of Kentucky Alumni
     Assoc., Inc. Prj., Prerefunded
     Ser. 94
     6.50%                        11/01/04      660        744,889

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                              Par
AS OF SEPTEMBER 30, 2001          Maturity   (000)        Value
                                 ---------  -------   ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Lexington-Fayette Urban Cnty. Govt.
     Swr. Sys. Rev., Ser. 01A
     5.00%                        07/01/20   $1,840   $  1,846,348
     5.00%                        07/01/21    1,935      1,925,248
   Louisville & Jefferson Cnty. Arpt. Auth.
     Arpt. Sys. Rev., Ser. 01A
     5.75%                        07/01/15    1,755      1,910,195
   Louisville & Jefferson Cnty. Met. Swr. &
     Drain Sys. Rev., Ser. 97A
     5.75%                        05/15/33    3,750      3,968,362
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                        05/15/10    2,000      2,078,060
     6.25%                        05/15/26    1,015      1,113,841
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 97A
     5.75%                        07/01/03    1,070      1,124,067
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Spec. Fac. Rev., Ser. 99
     5.50%                        03/01/19    4,285      4,214,126
   Louisville Wtrwks. Brd. Wtr. Sys. Rev.
     Louisville Wtr. Co. Prj., Ser. 00
     5.25%                        11/15/16    3,590      3,734,856
   McCracken Cnty. Hosp. Rev., Mercy
     Hlth. Sys. Prj., Ser. 94A
     6.10%                        11/01/04      400        434,464
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 94
     4.60%                        05/01/07    2,540      2,646,350
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Prerefunded Ser. 92N
     6.00%                        11/01/02    1,680      1,781,724
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ref. Ser. 92N
     6.00%                        11/01/02    1,000      1,060,550
   Univ. of Kentucky Rev., Ref. Ser. 93A
     5.30%                        08/01/03    1,765      1,852,703
     5.40%                        08/01/04      750        790,477
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 92H
     5.88%                        05/01/11    1,150      1,193,148
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 93J
     5.00%                        05/01/06    2,000      2,091,060
   Winchester Util. Rev., Ser. 93
     5.45%                        07/01/10    1,500      1,560,825
                                                      ------------
                                                       120,343,749
                                                      ------------
PUERTO RICO -- 14.5%
   Puerto Rico Cmwlth. G.O., Ref. Ser. 02
     5.50%                        07/01/13    5,000      5,475,800
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                        07/01/26    6,000      6,464,820
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 00C
     6.00%                        07/01/29    5,000      5,536,300



                                              Par
                                  Maturity   (000)        Value
                                 ---------  -------   ------------
MUNICIPAL BONDS (CONTINUED)
PUERTO RICO (CONTINUED)
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00A
     14.75%(b)                    10/01/16   $  400   $    455,948
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00B
     15.25%(b)                    10/01/17      500        574,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00C
     15.25%(b)                    10/01/18      500        569,110
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00D
     15.25%(b)                    10/01/19      650        734,481
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00E
     15.25%(b)                    10/01/20      250        280,448
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     S.O., Ser. 00F
     14.75%(b)                    10/01/24      250        278,768
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     10.45%(b)                    07/01/12    1,335      1,554,688
                                                      ------------
                                                        21,925,303
                                                      ------------
TOTAL MUNICIPAL BONDS
  (Cost $134,245,172)                                  142,269,052
                                                      ------------
CUMULATIVE PREFERRED STOCK -- 7.7%
   Charter Mac Equity Issue Tr.
     6.63%(c)                     06/30/09    1,000      1,031,660
     7.60%(c)                     11/30/10    4,000      4,273,960
   MuniMae TE Bond Subs., LLC
     6.88%(c)                     06/30/09    4,000      4,168,520
     7.75%(c)                     11/01/10    2,000      2,142,360
                                                      ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $10,960,168)                                    11,616,500
                                                      ------------

                                            Shares
                                          ---------
SHORT TERM INVESTMENTS -- 1.6%
   Wilmington Trust Tax-Free Money
     Market Fund
     (Cost $2,429,443)                    2,429,443      2,429,443
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $147,634,783(a))                      103.4%   156,314,995

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                 (3.4%)   (5,176,185)
                                              -----   ------------
NET ASSETS (Applicable to 14,743,248
  Institutional shares, 9,171 Service shares,
  323,206 Investor A shares, 98,317
  Investor B shares and 23,691
  Investor C shares outstanding)              100.0%  $151,138,810
                                              =====   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 2001                                 Value
                                                      ------------

NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND
  INVESTOR A SHARE
  ($149,833,742 [DIVIDE] 15,066,454)                        $ 9.94
                                                            ======
OFFERING PRICE PER
  INSTITUTIONAL SHARE                                       $ 9.94
                                                            ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.94 [DIVIDE] 0.960)                                    $10.35
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($91,233 [DIVIDE] 9,171)                                  $ 9.95
                                                            ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($977,694 [DIVIDE] 98,317)                                $ 9.94
                                                            ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($236,141 [DIVIDE] 23,691)                                $ 9.97
                                                            ======

--------------
(a) Cost for Federal income tax purposes is $147,662,502. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                       $8,838,572
    Gross unrealized depreciation                         (186,079)
                                                        ----------
                                                        $8,652,493
                                                        ==========

(b) Rates shown are the rates as of September 30, 2001.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                            INVESTMENT ABBREVIATIONS
                        AMT Alternative Minimum Tax
                        COP Certificates of Participation
                        G.O. General Obligations
                        S.O. Special Obligations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                          PENNSYLVANIA     NEW JERSEY         OHIO       DELAWARE        KENTUCKY
                                           TAX-FREE         TAX-FREE        TAX-FREE        TAX-FREE     TAX-FREE        TAX-FREE
                                            INCOME           INCOME         INCOME          INCOME        INCOME          INCOME
FOR THE YEAR ENDED SEPTEMBER 30, 2001      PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                                          -----------      -----------    -----------     -----------    ----------     -----------
Investment income:
   Interest ............................. $19,997,308      $55,037,626    $ 8,867,452     $ 5,880,332    $5,310,400     $ 8,988,975
                                          -----------      -----------    -----------     -----------    ----------     -----------
Expenses:
   Investment advisory fee ..............   1,766,269        4,829,456        774,849         488,270       513,180         854,203
   Administration fee ...................     812,484        2,128,371        356,430         224,604       214,603         357,212
   Custodian fee ........................      58,289          128,964         33,272          20,275        26,539          32,420
   Transfer agent fee ...................     120,238          338,743         54,159          39,705        33,615          49,722
   Shareholders servicing fees ..........      45,571          163,268         40,337          16,758        15,942           8,386
   Shareholders processing fees .........      30,425          104,251         34,834          10,078         9,565           5,086
   Distribution fees ....................      44,430          181,317         22,612          23,338        20,013           5,373
   Legal and audit ......................      15,394           32,612          6,564           3,567        21,579          17,491
   Printing .............................      45,005          105,577         23,565          14,427        13,792          10,768
   Registration fees and expenses .......      34,472            5,412          7,540           8,947         6,194           6,651
   Trustees' fees and officers' salary ..       5,650           14,225            788             180         1,090           1,863
   Other ................................      28,578           58,758         23,445          23,573        12,814           6,135
                                          -----------      -----------    -----------     -----------    ----------     -----------
                                            3,006,805        8,090,954      1,378,395         873,722       888,926       1,355,310
   Less fees waived .....................    (756,250)      (1,794,116)      (346,956)       (232,955)     (185,806)       (246,982)
                                          -----------      -----------    -----------     -----------    ----------     -----------
        Total operating expenses ........   2,250,555        6,296,838      1,031,439         640,767       703,120       1,108,328
                                          -----------      -----------    -----------     -----------    ----------     -----------
Net investment income ...................  17,746,753       48,740,788      7,836,013       5,239,565     4,607,280       7,880,647
                                          -----------      -----------    -----------     -----------    ----------     -----------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from:
     Investment transactions ............     699,683       (9,763,586)       394,667         163,185         9,632         974,446
     Futures contracts ..................     306,694          954,131        217,892         570,000       498,697         138,131
                                          -----------      -----------    -----------     -----------    ----------     -----------
                                            1,006,377       (8,809,455)       612,559         733,185       508,329       1,112,577
                                          -----------      -----------    -----------     -----------    ----------     -----------
Changes in unrealized appreciation from:
     Investments ........................  14,095,715       39,910,357      6,366,787       4,483,079     3,945,265       4,408,247
     Futures contracts ..................          --               --             --          39,263        39,263              --
                                          -----------      -----------    -----------     -----------    ----------     -----------
                                           14,095,715       39,910,357      6,366,787       4,522,342     3,984,528       4,408,247
                                          -----------      -----------    -----------     -----------    ----------     -----------
Net gain on investments .................  15,102,092       31,100,902      6,979,346       5,255,527     4,492,857       5,520,824
                                          -----------      -----------    -----------     -----------    ----------     -----------
Net increase in net assets
   resulting from operations ............ $32,848,845      $79,841,690    $14,815,359     $10,495,092    $9,100,137     $13,401,471
                                          ===========      ===========    ===========     ===========    ==========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        TAX-FREE              PENNSYLVANIA TAX-FREE           NEW JERSEY TAX-FREE
                                                    INCOME PORTFOLIO            INCOME PORTFOLIO               INCOME PORTFOLIO
                                              --------------------------  ----------------------------  --------------------------
                                                 FOR THE       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                               YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                 9/30/01       9/30/00       9/30/01        9/30/00        9/30/01       9/30/00
                                              ------------  ------------  ------------  --------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................$ 17,746,753  $ 17,572,016  $ 48,740,788  $   49,747,354  $  7,836,013  $  7,897,686
    Net realized gain (loss) on investments
      and futures contracts ..................   1,006,377    (4,578,537)   (8,809,455)     (9,724,035)      612,559    (3,546,470)
    Net unrealized gain on investments
      and futures contracts ..................  14,095,715     2,835,739    39,910,357       9,641,077     6,366,787     3,063,979
                                              ------------  ------------  ------------  --------------  ------------  ------------
    Net increase in net assets resulting
      from operations ........................  32,848,845    15,829,218    79,841,690      49,664,396    14,815,359     7,415,195
                                              ------------  ------------  ------------  --------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................... (17,467,075)  (16,006,437)  (46,581,560)    (44,835,928)   (6,737,952)   (6,335,152)
    Service Class ............................    (254,220)     (254,377)     (513,615)       (629,193)     (853,743)     (995,598)
    Investor A Class .........................    (444,041)     (301,962)   (1,657,921)     (1,425,827)     (116,271)      (63,822)
    Investor B Class .........................    (148,369)     (112,616)     (937,767)       (860,523)     (115,087)      (56,635)
    Investor C Class .........................     (87,884)      (61,512)      (22,941)        (26,559)       (1,540)         (293)
                                              ------------  ------------  ------------  --------------  ------------  ------------
    Total distributions from net
      investment income ...................... (18,401,589)  (16,736,904)  (49,713,804)    (47,778,030)   (7,824,593)   (7,451,500)
                                              ------------  ------------  ------------  --------------  ------------  ------------
  In excess of net investment income:
    Institutional Class ......................          --            --      (281,299)             --            --            --
    Service Class ............................          --            --        (2,154)             --            --            --
    Investor A Class .........................          --            --       (12,247)             --            --            --
    Investor B Class .........................          --            --        (8,181)             --            --            --
    Investor C Class .........................          --            --          (274)             --            --            --
                                              ------------  ------------  ------------  --------------  ------------  ------------
    Total distributions in excess of net
      investment income ......................          --            --      (304,155)             --            --            --
                                              ------------  ------------  ------------  --------------  ------------  ------------
    Total distributions to shareholders ...... (18,401,589)  (16,736,904)  (50,017,959)    (47,778,030)   (7,824,593)   (7,451,500)
                                              ------------  ------------  ------------  --------------  ------------  ------------
Capital share transactions ...................  19,302,135    16,191,391    (3,511,524)   (121,476,163)   (4,227,046)   (8,949,719)
                                              ------------  ------------  ------------  --------------  ------------  ------------
    Total increase (decrease) in net assets ..  33,749,391    15,283,705    26,312,207    (119,589,797)    2,763,720    (8,986,024)
                                              ------------  ------------  ------------  --------------  ------------  ------------
Net assets:
    Beginning of period ...................... 336,249,742   320,966,037   950,066,296   1,069,656,093   152,472,646   161,458,670
                                              ------------  ------------  ------------  --------------  ------------  ------------
    End of period ............................$369,999,133  $336,249,742  $976,378,503  $  950,066,296  $155,236,366  $152,472,646
                                              ============  ============  ============  ==============  ============  ============

                                                     OHIO TAX-FREE             DELAWARE TAX-FREE           KENTUCKY TAX-FREE
                                                   INCOME PORTFOLIO            INCOME PORTFOLIO            INCOME PORTFOLIO
                                              --------------------------  --------------------------   --------------------------
                                                 FOR THE       FOR THE        FOR THE      FOR THE        FOR THE       FOR THE
                                               YEAR ENDED    YEAR ENDED     YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                 9/30/01       9/30/00        9/30/01      9/30/00        9/30/01       9/30/00
                                              ------------   -----------  ------------  ------------   ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................$  5,239,565   $ 5,089,455  $  4,607,280   $ 5,007,285   $  7,880,647  $  8,254,530
    Net realized gain (loss) on investments
      and futures contracts ..................     733,185      (453,608)      508,329      (137,495)     1,112,577    (3,259,776)
    Net unrealized gain on investments
      and futures contracts ..................   4,522,342       391,462     3,984,528       436,206      4,408,247     2,279,726
                                              ------------   -----------  ------------  ------------   ------------  ------------
    Net increase in net assets resulting
      from operations ........................  10,495,092     5,027,309     9,100,137     5,305,996     13,401,471     7,274,480
                                              ------------   -----------  ------------  ------------   ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ......................  (4,822,565)   (4,569,297)   (3,877,487)   (4,574,935)    (7,695,610)   (7,791,490)
    Service Class ............................      (1,976)       (6,424)           (3)           (4)        (4,298)       (1,181)
    Investor A Class .........................    (173,567)     (138,678)     (148,826)     (169,360)      (119,449)     (125,885)
    Investor B Class .........................    (106,649)      (57,511)      (71,034)      (84,287)       (22,025)       (7,237)
    Investor C Class .........................     (18,980)      (13,264)      (14,661)      (21,575)        (5,028)      (17,981)
                                              ------------   -----------  ------------  ------------   ------------  ------------
    Total distributions from net
      investment income ......................  (5,123,737)   (4,785,174)   (4,112,011)   (4,850,161)    (7,846,410)   (7,943,774)
                                              ------------   -----------  ------------  ------------   ------------  ------------
  In excess of net investment income:
    Institutional Class ......................          --            --            --            --             --            --
    Service Class ............................          --            --            --            --             --            --
    Investor A Class .........................          --            --            --            --             --            --
    Investor B Class .........................          --            --            --            --             --            --
    Investor C Class .........................          --            --            --            --             --            --
                                              ------------   -----------  ------------  ------------   ------------  ------------
    Total distributions in excess of net
      investment income ......................          --            --            --            --             --            --
                                              ------------   -----------  ------------  ------------   ------------  ------------
    Total distributions to shareholders ......  (5,123,737)   (4,785,174)   (4,112,011)   (4,850,161)    (7,846,410)   (7,943,774)
                                              ------------   -----------  ------------  ------------   ------------  ------------
Capital share transactions ...................   1,562,687    (3,005,594)  (18,751,632)  (12,898,673)    (9,183,861)  (14,992,305)
                                              ------------   -----------  ------------  ------------   ------------  ------------
    Total increase (decrease) in net assets ..   6,934,042    (2,763,459)  (13,763,506)  (12,442,838)    (3,628,800)  (15,661,599)
                                              ------------   -----------  ------------  ------------   ------------  ------------
Net assets:
    Beginning of period ......................  94,599,637    97,363,096   100,745,870   113,188,708    154,767,610   170,429,209
                                              ------------   -----------  ------------  ------------   ------------  ------------
    End of period ............................$101,533,679   $94,599,637  $ 86,982,364  $100,745,870   $151,138,810  $154,767,610
                                              ============   ===========  ============  ============   ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34-35

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                 NET                  NET
                                     ASSET                  (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS  ASSET                ASSETS
                                     VALUE       NET        INVESTMENTS    FROM NET      FROM NET    VALUE                END OF
                                   BEGINNING  INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED    END OF     TOTAL     PERIOD
                                   OF PERIOD    INCOME    AND UNREALIZED)   INCOME         GAINS     PERIOD    RETURN      (000)
====================================================================================================================================
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/01                              $10.92     $0.57        $ 0.48         $(0.59)     $    --      $11.38      9.81%  $  351,551
9/30/00                               10.96      0.57         (0.07)         (0.54)          --       10.92      4.80      318,300
9/30/99                               11.73      0.52         (0.71)         (0.52)       (0.06)      10.96     (1.68)     302,319
9/30/98                               11.34      0.54          0.44          (0.54)       (0.05)      11.73      8.85      285,921
9/30/97                               10.84      0.56          0.51          (0.57)          --       11.34     10.09        9,419
SERVICE CLASS
9/30/01                              $10.92     $0.54        $ 0.47         $(0.55)     $    --      $11.38      9.49%   $   3,651
9/30/00                               10.96      0.54         (0.07)         (0.51)          --       10.92      4.49        5,347
9/30/99                               11.73      0.49         (0.71)         (0.49)       (0.06)      10.96     (1.97)       5,754
9/30/98                               11.34      0.38          0.56          (0.50)       (0.05)      11.73      8.52        5,430
9/30/97                               10.84      0.53          0.50          (0.53)          --       11.34      9.77       58,779
INVESTOR A CLASS
9/30/01                              $10.92     $0.52        $ 0.48         $(0.54)     $    --      $11.38      9.30% 3  $  7,309
9/30/00                               10.96      0.51         (0.06)         (0.49)          --       10.92      4.31 3      8,751
9/30/99                               11.73      0.47         (0.71)         (0.47)       (0.06)      10.96     (2.14) 3     6,591
9/30/98                               11.34      0.47          0.45          (0.48)       (0.05)      11.73      8.34 3      6,440
9/30/97                               10.84      0.50          0.51          (0.51)          --       11.34      9.58 3      5,530
INVESTOR B CLASS
9/30/01                              $10.92     $0.42        $ 0.49         $(0.45)     $    --      $11.38      8.49% 4 $   4,884
9/30/00                               10.96      0.44         (0.07)         (0.41)          --       10.92      3.54 4      2,723
9/30/99                               11.73      0.38         (0.71)         (0.38)       (0.06)      10.96     (2.87) 4     3,434
9/30/98                               11.34      0.40          0.44          (0.40)       (0.05)      11.73      7.53 4      2,034
9/30/97                               10.84      0.44          0.49          (0.43)          --       11.34      8.77 4        926
INVESTOR C CLASS
9/30/01                              $10.93     $0.41        $ 0.49         $(0.45)     $    --      $11.38      8.39% 4 $   2,604
9/30/00                               10.96      0.46         (0.08)         (0.41)          --       10.93      3.63 4      1,129
9/30/99                               11.73      0.38         (0.71)         (0.38)       (0.06)      10.96     (2.87) 4     2,868
9/30/98                               11.34      0.36          0.48          (0.40)       (0.05)      11.73      7.53 4      1,024
2/28/97 1 through 9/30/97             11.04      0.28          0.27          (0.25)          --       11.34      5.02 4         --
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/01                              $10.56     $0.55        $ 0.34         $(0.56)     $    --      $10.89      8.65%  $  903,225
9/30/00                               10.52      0.54          0.02          (0.52)          --       10.56      5.50      884,678
9/30/99                               11.15      0.51         (0.59)         (0.52)       (0.03)      10.52     (0.82)     994,381
9/30/98                               10.77      0.52          0.38          (0.52)          --       11.15      8.51    1,054,070
9/30/97                               10.44      0.53          0.33          (0.53)          --       10.77      8.43        5,108
SERVICE CLASS
9/30/01                              $10.55     $0.52        $ 0.34         $(0.53)     $    --      $10.88      8.33%   $   6,911
9/30/00                               10.52      0.51          0.01          (0.49)          --       10.55      5.09       12,646
9/30/99                               11.15      0.47         (0.59)         (0.48)       (0.03)      10.52     (1.11)      14,132
9/30/98                               10.77      0.47          0.39          (0.48)          --       11.15      8.19       20,669
9/30/97                               10.44      0.50          0.33          (0.50)          --       10.77      8.10       50,395
INVESTOR A CLASS
9/30/01                              $10.56     $0.49        $ 0.35         $(0.51)     $    --      $10.89      8.14% 3 $  39,306
9/30/00                               10.52      0.49          0.02          (0.47)          --       10.56      5.03 3     30,770
9/30/99                               11.15      0.46         (0.59)         (0.47)       (0.03)      10.52     (1.25) 3    36,634
9/30/98                               10.77      0.45          0.40          (0.47)          --       11.15      8.04 3     34,712
9/30/97                               10.44      0.48          0.33          (0.48)          --       10.77      7.95 3     32,900
INVESTOR B CLASS
9/30/01                              $10.48     $0.42        $ 0.34         $(0.43)     $    --      $10.81      7.40% 4 $  26,062
9/30/00                               10.44      0.42          0.02          (0.40)          --       10.48      4.33 4     21,584
9/30/99                               11.15      0.38         (0.62)         (0.44)       (0.03)      10.44     (2.21) 4    23,602
9/30/98                               10.77      0.39          0.41          (0.42)          --       11.15      7.56 4     17,601
9/30/97                               10.44      0.40          0.33          (0.40)          --       10.77      7.12 4     12,388
INVESTOR C CLASS
9/30/01                              $10.51     $0.41        $ 0.35         $(0.43)     $    --      $10.84      7.38% 4  $    875
9/30/00                               10.48      0.42          0.01          (0.40)          --       10.51      4.32 4        388
9/30/99                               11.15      0.39         (0.59)         (0.44)       (0.03)      10.48     (1.93) 4       907
8/14/98 1 through 9/30/98             11.00      0.42          0.15          (0.42)          --       11.15      7.56 4        184


                                             RATIO OF EXPENSES                  INVESTMENT INCOME
                                  RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                                 EXPENSES TO    NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                                 AVERAGE NET    (EXCLUDING      TO AVERAGE NET     (EXCLUDING     TURNOVER
                                   ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE
===========================================================================================================
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
9/30/01                             0.60%           0.81%          5.06%              4.85%          38%
9/30/00                             0.60            0.82           5.32               5.10           43
9/30/99                             0.60            0.82           4.57               4.35          104
9/30/98                             0.60            0.88           4.61               4.33          100
9/30/97                             0.55            0.90           5.07               4.72          262
SERVICE CLASS
9/30/01                             0.90%           1.11%          4.77%              4.55%          38%
9/30/00                             0.90            1.12           5.02               4.80           43
9/30/99                             0.90            1.12           4.27               4.05          104
9/30/98                             0.88            1.16           4.34               4.06          100
9/30/97                             0.85            1.20           4.76               4.41          262
INVESTOR A CLASS
9/30/01                             1.07%           1.28%          4.61%              4.39%          38%
9/30/00                             1.07            1.29           4.85               4.63           43
9/30/99                             1.07            1.29           4.10               3.88          104
9/30/98                             1.05            1.33           4.17               3.89          100
9/30/97                             1.02            1.37           4.60               4.25          262
INVESTOR B CLASS
9/30/01                             1.81%           2.02%          3.82%              3.60%          38%
9/30/00                             1.82            2.04           4.09               3.87           43
9/30/99                             1.82            2.04           3.35               3.13          104
9/30/98                             1.79            2.07           3.39               3.11          100
9/30/97                             1.75            2.10           3.65               3.30          262
INVESTOR C CLASS
9/30/01                             1.81%           2.02%          3.80%              3.59%          38%
9/30/00                             1.82            2.04           4.13               3.91           43
9/30/99                             1.82            2.04           3.35               3.13          104
9/30/98                             1.70            1.98           3.19               2.91          100
2/28/97 1 through 9/30/97           1.70 2          2.05 2         3.95 2             3.60 2        262
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
9/30/01                             0.60%           0.79%          5.10%              4.91%          13%
9/30/00                             0.60            0.79           5.19               5.00           31
9/30/99                             0.60            0.79           4.67               4.48           28
9/30/98                             0.58            0.82           4.66               4.42           43
9/30/97                             0.55            0.86           4.97               4.66           97
SERVICE CLASS
9/30/01                             0.90%           1.09%          4.81%              4.62%          13%
9/30/00                             0.90            1.09           4.90               4.71           31
9/30/99                             0.90            1.09           4.37               4.18           28
9/30/98                             0.86            1.10           4.39               4.15           43
9/30/97                             0.85            1.16           4.67               4.36           97
INVESTOR A CLASS
9/30/01                             1.07%           1.26%          4.62%              4.43%          13%
9/30/00                             1.07            1.26           4.74               4.55           31
9/30/99                             1.04            1.23           4.23               4.04           28
9/30/98                             1.01            1.25           4.25               4.01           43
9/30/97                             0.97            1.30           4.54               4.23           97
INVESTOR B CLASS
9/30/01                             1.82%           2.01%          3.90%              3.72%          13%
9/30/00                             1.82            2.01           4.01               3.82           31
9/30/99                             1.82            2.00           3.45               3.26           28
9/30/98                             1.78            2.02           3.46               3.22           43
9/30/97                             1.76            2.07           3.73               3.42           97
INVESTOR C CLASS
9/30/01                             1.81%           2.00%          3.84%              3.66%          13%
9/30/00                             1.82            2.01           4.01               3.82           31
9/30/99                             1.82            1.97           3.45               3.26           28
8/14/98 1 through 9/30/98           1.58 2          1.82 2         2.98 2             2.74 2         43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36-37

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                 NET                    NET
                                     ASSET                  (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS  ASSET                  ASSETS
                                     VALUE       NET        INVESTMENTS    FROM NET      FROM NET    VALUE                  END OF
                                   BEGINNING  INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED    END OF     TOTAL       PERIOD
                                   OF PERIOD    INCOME    AND UNREALIZED)   INCOME         GAINS     PERIOD    RETURN        (000)
===================================================================================================================================
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/01                              $11.31     $0.60        $ 0.52         $(0.60)     $     --      $11.83    10.07%  $  129,635
9/30/00                               11.30      0.58         (0.02)         (0.55)           --       11.31     5.15      130,463
9/30/99                               12.07      0.54         (0.70)         (0.55)        (0.06)      11.30    (1.35)     134,046
5/4/98 1 through 9/30/98              11.71      0.23          0.36          (0.23)           --       12.07     8.38      145,708
SERVICE CLASS
9/30/01                              $11.31     $0.57        $ 0.51         $(0.56)     $     --      $11.83     9.75%  $   16,530
9/30/00                               11.30      0.56         (0.03)         (0.52)           --       11.31     4.84       18,673
9/30/99                               12.07      0.51         (0.70)         (0.52)        (0.06)      11.30    (1.65)      24,626
9/30/98                               11.65      0.52          0.42          (0.52)           --       12.07     8.28       34,803
9/30/97                               11.27      0.52          0.37          (0.51)           --       11.65     8.11       84,596
INVESTOR A CLASS
9/30/01                              $11.31     $0.53        $ 0.53         $(0.54)     $     --      $11.83     9.56% 3 $   3,207
9/30/00                               11.30      0.53         (0.02)         (0.50)           --       11.31     4.67 3      1,723
9/30/99                               12.07      0.48         (0.69)         (0.50)        (0.06)      11.30    (1.82) 3     1,328
9/30/98                               11.65      0.50          0.42          (0.50)           --       12.07     8.10 3      1,432
9/30/97                               11.27      0.51          0.37          (0.50)           --       11.65     7.94 3      1,548
INVESTOR B CLASS
9/30/01                              $11.31     $0.43        $ 0.54         $(0.45)     $     --      $11.83     8.75% 4 $   5,707
9/30/00                               11.30      0.45         (0.02)         (0.42)           --       11.31     3.89 4      1,614
9/30/99                               12.07      0.40         (0.70)         (0.41)        (0.06)      11.30    (2.55) 4     1,440
9/30/98                               11.65      0.41          0.42          (0.41)           --       12.07     7.30 4      1,051
9/30/97                               11.27      0.41          0.38          (0.41)           --       11.65     7.14 4        767
INVESTOR C CLASS
02/06/01 6  through 9/30/01          $11.70     $0.29        $ 0.15         $(0.29)     $     --      $11.85     3.80% 4  $    157
10/1/99 through 3/3/00                11.30      0.18         (0.26)         (0.18)           --       11.04    (0.73) 4        -- 5
12/9/98 1 through 9/30/99             11.98      0.32         (0.67)         (0.33)           --       11.30    (3.02) 4        19
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/01                              $10.22     $0.57        $ 0.57         $(0.56)     $     --      $10.80    11.41%   $  92,047
9/30/00                               10.19      0.54         --             (0.51)           --       10.22     5.52       89,239
9/30/99                               10.88      0.47         (0.65)         (0.47)        (0.04)      10.19    (1.38)      92,455
9/30/98                               10.50      0.48          0.37          (0.47)           --       10.88     8.56      101,066
9/30/97                               10.15      0.51          0.34          (0.50)           --       10.50     8.53          928
SERVICE CLASS
9/30/01                              $10.22     $0.54        $ 0.57         $(0.53)     $     --      $10.80    11.08%     $    40
9/30/00                               10.19      0.51         --             (0.48)           --       10.22     5.20           38
9/30/99                               10.88      0.47         (0.65)         (0.47)        (0.04)      10.19    (1.68)         254
9/30/98                               10.50      0.48          0.37          (0.47)           --       10.88     8.23          712
9/30/97                               10.15      0.47          0.35          (0.47)           --       10.50     8.21        7,421
INVESTOR A CLASS
9/30/01                              $10.22     $0.52        $ 0.57         $(0.51)     $     --      $10.80    10.89% 3 $   3,674
9/30/00                               10.19      0.49         --             (0.46)           --       10.22     5.03 3      3,243
9/30/99                               10.88      0.45         (0.65)         (0.45)        (0.04)      10.19    (1.85) 3     3,036
9/30/98                               10.50      0.45          0.38          (0.45)           --       10.88     8.05 3      2,774
9/30/97                               10.15      0.45          0.35          (0.45)           --       10.50     8.03 3      2,614
INVESTOR B CLASS
9/30/01                              $10.22     $0.42        $ 0.59         $(0.43)     $     --      $10.80    10.08% 4 $   4,277
9/30/00                               10.19      0.42         --             (0.39)           --       10.22     4.25 4      1,668
9/30/99                               10.88      0.37         (0.65)         (0.37)        (0.04)      10.19    (2.58) 4     1,426
9/30/98                               10.50      0.37          0.38          (0.37)           --       10.88     7.25 4      1,116
9/30/97                               10.15      0.37          0.35          (0.37)           --       10.50     7.23 4        622
INVESTOR C CLASS
9/30/01                              $10.22     $0.41        $ 0.60         $(0.43)     $     --      $10.80    10.08% 4 $   1,496
9/30/00                               10.19      0.42         --             (0.39)           --       10.22     4.25 4        412
9/30/99                               10.88      0.37         (0.65)         (0.37)        (0.04)      10.19    (2.58) 4       192
8/26/98 1 through 9/30/98             10.74      0.03          0.14          (0.03)           --       10.88     1.60 4        527


                                                                                       RATIO OF NET
                                                 RATIO OF EXPENSES                  INVESTMENT INCOME
                                      RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                                     EXPENSES TO    NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                                     AVERAGE NET    (EXCLUDING      TO AVERAGE NET     (EXCLUDING     TURNOVER
                                       ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE
===============================================================================================================
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
9/30/01                                  0.60%          0.82%          5.12%               4.90%          28%
9/30/00                                  0.60           0.82           5.24                5.02           77
9/30/99                                  0.60           0.81           4.59                4.37           43
5/4/98 1 through 9/30/98                 0.60 2         0.90 2         4.67 2              4.37 2         24
SERVICE CLASS
9/30/01                                  0.90%          1.12%          4.82%               4.60%          28%
9/30/00                                  0.90           1.12           4.92                4.70           77
9/30/99                                  0.90           1.11           4.28                4.07           43
9/30/98                                  0.88           1.18           4.37                4.07           24
9/30/97                                  0.85           1.17           4.59                4.27           77
INVESTOR A CLASS
9/30/01                                  1.07%          1.29%          4.64%               4.42%          28%
9/30/00                                  1.07           1.29           4.81                4.59           77
9/30/99                                  1.07           1.28           4.11                3.90           43
9/30/98                                  1.06           1.36           4.26                3.96           24
9/30/97                                  1.02           1.34           4.41                4.09           77
INVESTOR B CLASS
9/30/01                                  1.79%          2.01%          3.85%               3.64%          28%
9/30/00                                  1.82           2.04           4.02                3.80           77
9/30/99                                  1.82           2.03           3.36                3.15           43
9/30/98                                  1.80           2.10           3.43                3.13           24
9/30/97                                  1.74           2.06           3.60                3.28           77
INVESTOR C CLASS
02/06/01 6  through 9/30/01              1.78% 2        2.00% 2        3.82% 2             3.62% 2        28%
10/1/99 through 3/3/00                   1.82 2         2.04 2         3.90 2              3.68 2         77
12/9/98 1 through 9/30/99                1.82 2         2.03 2         3.36 2              3.15 2         43
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
9/30/01                                  0.60%          0.84%          5.42%               5.18%          19%
9/30/00                                  0.60           0.85           5.41                5.16           23
9/30/99                                  0.60           0.81           4.75                4.54           23
9/30/98                                  0.60           0.93           4.64                4.31           77
9/30/97                                  0.55           1.06           4.80                4.29           87
SERVICE CLASS
9/30/01                                  0.89%          1.13%          5.13%               4.89%          19%
9/30/00                                  0.90           1.15           5.09                4.84           23
9/30/99                                  0.90           1.11           4.45                4.24           23
9/30/98                                  0.88           1.21           4.37                4.04           77
9/30/97                                  0.85           1.36           4.51                4.00           87
INVESTOR A CLASS
9/30/01                                  1.07%          1.31%          4.97%               4.73%          19%
9/30/00                                  1.07           1.32           4.94                4.69           23
9/30/99                                  1.07           1.28           4.28                4.07           23
9/30/98                                  1.06           1.39           4.22                3.89           77
9/30/97                                  1.02           1.53           4.35                3.84           87
INVESTOR B CLASS
9/30/01                                  1.80%          2.04%          4.20%               3.97%          19%
9/30/00                                  1.82           2.07           4.19                3.94           23
9/30/99                                  1.82           2.03           3.53                3.32           23
9/30/98                                  1.79           2.12           3.41                3.08           77
9/30/97                                  1.75           2.26           3.52                3.01           87
INVESTOR C CLASS
9/30/01                                  1.80%          2.04%          4.05%               3.82%          19%
9/30/00                                  1.82           2.07           4.19                3.94           23
9/30/99                                  1.82           2.03           3.53                3.32           23
8/26/98 1 through 9/30/98                1.71 2         2.04 2         2.82 2              2.49 2         77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38-39

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      NET                    NET GAIN                                 NET                  NET
                                     ASSET                  (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS  ASSET                ASSETS
                                     VALUE       NET        INVESTMENTS    FROM NET      FROM NET    VALUE                END OF
                                   BEGINNING  INVESTMENT  (BOTH REALIZED  INVESTMENT     REALIZED    END OF     TOTAL     PERIOD
                                   OF PERIOD    INCOME    AND UNREALIZED)   INCOME         GAINS     PERIOD    RETURN      (000)
===================================================================================================================================
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/01                              $ 9.68     $0.50        $ 0.46         $(0.44)    $     --      $10.20     10.16%   $  79,535
9/30/00                                9.62      0.47          0.04          (0.45)          --        9.68      5.50       94,865
9/30/99                               10.33      0.44         (0.54)         (0.47)       (0.14)       9.62     (1.10)     104,683
5/11/98 1 through 9/30/98             10.00      0.17          0.34          (0.18)          --       10.33      5.16      114,524
SERVICE CLASS
9/30/01                              $ 9.68     $0.48        $ 0.45         $(0.41)    $     --      $10.20      9.83%   $      --
9/30/00                                9.62      0.44          0.04          (0.42)          --        9.68      5.19           --
9/30/99                               10.33      0.44         (0.57)         (0.44)       (0.14)       9.62     (1.40)          --
5/11/98 1 through 9/30/98             10.00      0.16          0.34          (0.17)          --       10.33      5.04           --
INVESTOR A CLASS
9/30/01                              $ 9.68     $0.45        $ 0.47         $(0.40)    $     --      $10.20      9.65% 3 $   4,304
9/30/00                                9.62      0.43          0.04          (0.41)          --        9.68      5.01 3      3,741
9/30/99                               10.33      0.39         (0.54)         (0.42)       (0.14)       9.62     (1.57) 3     4,468
5/11/98 1 through 9/30/98             10.00      0.15          0.34          (0.16)          --       10.33      4.97 3      2,546
INVESTOR B CLASS
9/30/01                              $ 9.68     $0.37        $ 0.47         $(0.32)    $     --      $10.20      8.84% 4  $  2,505
9/30/00                                9.62      0.35          0.05          (0.34)          --        9.68      4.23 4      1,769
9/30/99                               10.33      0.32         (0.54)         (0.35)       (0.14)       9.62     (2.31) 4     3,149
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33      4.67 4      1,740
INVESTOR C CLASS
9/30/01                              $ 9.68     $0.36        $ 0.48         $(0.32)    $     --      $10.20      8.84% 4  $    638
9/30/00                                9.62      0.35          0.05          (0.34)          --        9.68      4.23 4        371
9/30/99                               10.33      0.32         (0.54)         (0.35)       (0.14)       9.62     (2.31) 4       889
5/11/98 1 through 9/30/98             10.00      0.12          0.34          (0.13)          --       10.33      4.67 4        716
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/01                              $ 9.60     $0.50        $ 0.34         $(0.50)    $     --      $ 9.94      8.91%  $  146,620
9/30/00                                9.63      0.48         (0.05)         (0.46)          --        9.60      4.66      150,646
9/30/99                               10.31      0.45         (0.57)         (0.46)       (0.10)       9.63     (1.23)     167,799
5/11/98 1 through 9/30/98             10.00      0.18          0.31          (0.18)          --       10.31      4.95      196,493
SERVICE CLASS
9/30/01                              $ 9.60     $0.47        $ 0.35         $(0.47)    $     --      $ 9.95      8.69%    $     91
9/30/00                                9.63      0.44         (0.04)         (0.43)          --        9.60      4.35           88
9/30/99                               10.31      0.44         (0.59)         (0.43)       (0.10)       9.63     (1.52)          --
5/11/98 1 through 9/30/98             10.00      0.19          0.29          (0.17)          --       10.31      4.82           --
INVESTOR A CLASS
9/30/01                              $ 9.60     $0.45        $ 0.34         $(0.45)    $     --      $ 9.94      8.40% 3 $   3,214
9/30/00                                9.63      0.44         (0.05)         (0.42)          --        9.60      4.17 3      3,686
9/30/99                               10.31      0.40         (0.57)         (0.41)       (0.10)       9.63     (1.69) 3     1,856
5/11/98 1 through 9/30/98             10.00      0.16          0.31          (0.16)          --       10.31      4.76 3        975
INVESTOR B CLASS
9/30/01                              $ 9.60     $0.37        $ 0.35         $(0.38)    $     --      $ 9.94      7.60% 4  $    978
9/30/00                                9.63      0.37         (0.05)         (0.35)          --        9.60      3.40 4        279
9/30/99                               10.31      0.34         (0.58)         (0.34)       (0.10)       9.63     (2.43) 4       203
5/11/98 1 through 9/30/98             10.00      0.15          0.29          (0.13)          --       10.31      4.45 4         --
INVESTOR C CLASS
9/30/01                              $ 9.62     $0.37        $ 0.36         $(0.38)    $     --      $ 9.97      7.69% 4  $    236
9/30/00                                9.63      0.41         (0.07)         (0.35)          --        9.62      3.61 4         69
9/30/99                               10.31      0.33         (0.57)         (0.34)       (0.10)       9.63     (2.43) 4       571
5/11/98 1 through 9/30/98             10.00      0.15          0.29          (0.13)          --       10.31      4.45 4         --

                                                                                      RATIO OF NET
                                                RATIO OF EXPENSES                  INVESTMENT INCOME
                                     RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                                    EXPENSES TO    NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                                    AVERAGE NET    (EXCLUDING      TO AVERAGE NET     (EXCLUDING     TURNOVER
                                      ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE
==============================================================================================================
----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/01                                0.70%          0.90%          4.99%              4.79%          14%
9/30/00                                0.70           0.91           4.90               4.69           27
9/30/99                                0.70           0.86           4.38               4.22           31
5/11/98 1 through 9/30/98              0.70 2         0.88 2         4.18 2             4.00 2         54
SERVICE CLASS
9/30/01                                0.87%          1.02%          4.83%              4.68%          14%
9/30/00                                1.00           1.21           4.60               4.39           27
9/30/99                                1.00           1.16           4.08               3.92           31
5/11/98 1 through 9/30/98              0.67 2         0.85 2         5.00 2             4.82 2         54
INVESTOR A CLASS
9/30/01                                1.17%          1.37%          4.53%              4.34%          14%
9/30/00                                1.17           1.38           4.45               4.24           27
9/30/99                                1.17           1.33           3.91               3.75           31
5/11/98 1 through 9/30/98              1.15 2         1.33 2         3.68 2             3.50 2         54
INVESTOR B CLASS
9/30/01                                1.91%          2.11%          3.79%              3.60%          14%
9/30/00                                1.92           2.13           3.67               3.46           27
9/30/99                                1.92           2.08           3.16               3.00           31
5/11/98 1 through 9/30/98              1.83 2         2.01 2         2.89 2             2.71 2         54
INVESTOR C CLASS
9/30/01                                1.92%          2.12%          3.78%              3.59%          14%
9/30/00                                1.92           2.13           3.67               3.46           27
9/30/99                                1.92           2.08           3.16               3.00           31
5/11/98 1 through 9/30/98              1.89 2         2.07 2         2.81 2             2.63 2         54
----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
9/30/01                                0.70%          0.86%          5.09%              4.93%          32%
9/30/00                                0.70           0.88           5.06               4.88           55
9/30/99                                0.70           0.88           4.56               4.38           25
5/11/98 1 through 9/30/98              0.70 2         0.95 2         4.54 2             4.29 2          7
SERVICE CLASS
9/30/01                                1.00%          1.16%          4.79%              4.63%          32%
9/30/00                                1.00           1.18           4.76               4.58           55
9/30/99                                1.00           1.18           4.26               4.08           25
5/11/98 1 through 9/30/98              0.67 2         0.92 2         5.00 2             4.75 2          7
INVESTOR A CLASS
9/30/01                                1.17%          1.33%          4.64%              4.47%          32%
9/30/00                                1.17           1.35           4.63               4.45           55
9/30/99                                1.17           1.35           4.09               3.91           25
5/11/98 1 through 9/30/98              1.17 2         1.42 2         4.07 2             3.82 2          7
INVESTOR B CLASS
9/30/01                                1.89%          2.05%          3.79%              3.62%          32%
9/30/00                                1.92           2.10           3.86               3.68           55
9/30/99                                1.92           2.10           3.34               3.16           25
5/11/98 1 through 9/30/98              0.67 2         0.92 2         0.64 2             0.39 2          7
INVESTOR C CLASS
9/30/01                                1.91%          2.07%          3.75%              3.57%          32%
9/30/00                                1.92           2.10           3.78               3.60           55
9/30/99                                1.92           2.10           3.34               3.16           25
5/11/98 1 through 9/30/98              0.67 2         0.92 2         5.00 2             4.75 2          7

1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent deferred sales load not reflected in total return.
5 There were no Investor C shares outstanding as of September 30, 2000. 6 Reissuance of shares.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40-41

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds[SERVICE MARK] (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, six of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

-----------------------------------------------------------------------------------------------------------------------------------
          Portfolio                                                       Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                              Institutional           Service            Investor A            Investor B            Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                          Contractual  Actual   Contractual Actual   Contractual Actual    Contractual Actual  Contractual  Actual
                             Fees      Fees(4)    Fees(1)   Fees(4)    Fees(2)   Fees(4)     Fees(3)   Fees(4)   Fees(3)    Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income              None       None       0.30%     0.30%      0.50%     0.40%        1.15%    1.15%      1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income None       None       0.30%    0.30%        0.50%    0.40%        1.15%    1.15%      1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tax-Free Income   None       None       0.30%    0.30%        0.50%    0.40%        1.15%    1.15%      1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Income         None       None       0.30%    0.30%        0.50%    0.40%        1.15%    1.15%      1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Income     None       None       0.30%    0.30%        0.50%    0.40%        1.15%    1.15%      1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Tax-Free Income     None       None       0.30%    0.30%        0.50%    0.40%        1.15%    1.15%      1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4)  -- the actual fees are as of September 30, 2001.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2001, there were no securities valued in accordance with such fair value procedures.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences

                                 BLACKROCK FUNDS

between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     FUTURES TRANSACTIONS -- The Portfolios may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Portfolios may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios sell or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of options, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of unfavorable changes in the price of the security underlying the written options. There were no options held by the Portfolios at September 30, 2001.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                        TAX-FREE INCOME, PENNSYLVANIA                     DELAWARE TAX-FREE
                               TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND           INCOME AND KENTUCKY
                                       OHIO TAX-FREE INCOME PORTFOLIOS               TAX-FREE INCOME PORTFOLIOS
                               -----------------------------------------------       --------------------------
                                                 INVESTMENT                                  INVESTMENT
AVERAGE DAILY NET ASSETS                        ADVISORY FEE                                ADVISORY FEE
                               -----------------------------------------------       --------------------------
first $1 billion                                    .500%                                       .550%
$1 billion-- $2 billion                             .450                                        .500
$2 billion-- $3 billion                             .425                                        .475
greater than $3 billion                             .400                                        .450

                                 BLACKROCK FUNDS

     For the year ended September 30, 2001, advisory fees and waivers for each Portfolio were as follows:

                                             GROSS                  NET ADVISORY
                                         ADVISORY FEE    WAIVER          FEE
                                         ------------   ---------   ------------
Tax-Free Income Portfolio ................ $1,766,269   $  756,250    $1,010,019
Pennsylvania Tax-Free Income Portfolio ...  4,829,456    1,794,116     3,035,340
New Jersey Tax-Free Income Portfolio .....    774,849      346,956       427,893
Ohio Tax-Free Income Portfolio ...........    488,270      232,955       255,315
Delaware Tax-Free Income Portfolio .......    513,180      185,806       327,374
Kentucky Tax-Free Income Portfolio .......    854,203      246,982       607,221

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At September 30, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Tax-Free Income Portfolio ........................   .485%    $1,922,449
     Pennsylvania Tax-Free Income Portfolio ...........   .470%     4,753,676
     New Jersey Tax-Free Income Portfolio .............   .475%       888,397
     Ohio Tax-Free Income Portfolio ...................   .515%       622,725
     Delaware Tax-Free Income Portfolio ...............   .585%       529,597
     Kentucky Tax-Free Income Portfolio ...............   .585%       788,804

     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the year ended September 30, 2001, administration fees and waivers for each Portfolio were as follows:

                                              GROSS                       NET
                                       ADMINISTRATION FEE  WAIVER  ADMINISTRATION FEE
                                       ------------------  ------  ------------------
Tax-Free Income Portfolio ................ $  812,484       $--     $  812,484
Pennsylvania Tax-Free Income Portfolio ...  2,128,371        --      2,128,371
New Jersey Tax-Free Income Portfolio .....    356,430        --        356,430
Ohio Tax-Free Income Portfolio ...........    224,604        --        224,604
Delaware Tax-Free Income Portfolio .......    214,603        --        214,603
Kentucky Tax-Free Income Portfolio .......    357,212        --        357,212

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

                                 BLACKROCK FUNDS

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments
("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 2001, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                    Purchases          Sales
                                                    ---------          -----
     Tax-Free Income Portfolio ...................$149,489,722     $133,317,768
     Pennsylvania Tax-Free Income Portfolio ...... 170,934,300      128,580,550
     New Jersey Tax-Free Income Portfolio ........  43,613,298       51,388,895
     Ohio Tax-Free Income Portfolio ..............  18,022,224       21,638,911
     Delaware Tax-Free Income Portfolio ..........  12,732,756       26,195,699
     Kentucky Tax-Free Income Portfolio ..........  49,126,257       52,456,969

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                                  TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/01                               9/30/00
                                                             -------------------------------       -------------------------------
                                                               SHARES               VALUE            SHARES              VALUE
                                                             ----------         ------------       -----------       -------------
Shares sold:
     Institutional Class ...................................  7,310,779         $ 81,902,792        16,382,884       $ 174,988,526
     Service Class .........................................     89,414              997,482           243,246           2,609,861
     Investor A Class ......................................  3,678,679           41,102,954           557,276           6,053,258
     Investor B Class ......................................    242,518            2,727,461            75,176             802,821
     Investor C Class ......................................    236,199            2,635,120           401,559           4,282,285
Shares issued in reinvestment of dividends:
     Institutional Class ...................................     20,091              225,215             9,470             102,027
     Service Class .........................................     14,657              163,674            15,052             161,861
     Investor A Class ......................................     21,070              235,525            17,919             192,667
     Investor B Class ......................................      7,430               83,066             7,800              83,827
     Investor C Class ......................................      1,890               21,125             2,112              22,661
Shares redeemed:
     Institutional Class ................................... (5,579,090)         (62,501,775)      (14,833,327)       (158,348,118)
     Service Class .........................................   (272,777)          (3,079,140)         (293,627)         (3,151,722)
     Investor A Class ...................................... (3,858,423)         (43,164,314)         (375,379)         (4,029,215)
     Investor B Class ......................................    (69,938)            (784,706)         (146,991)         (1,573,149)
     Investor C Class ......................................   (112,491)          (1,262,344)         (561,996)         (6,006,199)
                                                             ----------         ------------       -----------       -------------
Net increase ...............................................  1,730,008         $ 19,302,135         1,501,174       $  16,191,391
                                                             ==========         ============       ===========       =============

                                 BLACKROCK FUNDS

                                                                                PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/01                               9/30/00
                                                             -------------------------------       -------------------------------
                                                               SHARES               VALUE            SHARES              VALUE
                                                             ----------         ------------       -----------       -------------
Shares sold:
     Institutional Class ..................................   9,299,824        $ 100,188,636       17,781,137        $ 183,459,598
     Service Class ........................................     113,976            1,225,143          611,678            6,313,771
     Investor A Class .....................................   8,066,517           87,005,440          936,942            9,760,461
     Investor B Class .....................................     727,766            7,787,556          382,148            3,944,096
     Investor C Class .....................................      51,986              559,136           27,045              280,146
Shares issued in reinvestment of dividends:
     Institutional Class ..................................      12,106              130,451            1,455               15,188
     Service Class ........................................      35,905              385,173           46,549              483,007
     Investor A Class .....................................     103,121            1,108,189           86,720              900,481
     Investor B Class .....................................      55,073              587,326           56,475              582,711
     Investor C Class .....................................         854                9,164              255                2,636
Shares redeemed:
     Institutional Class .................................. (10,174,102)        (109,451,083)     (28,512,500)        (295,027,933)
     Service Class ........................................    (713,481)          (7,705,310)        (803,793)          (8,318,096)
     Investor A Class .....................................  (7,474,141)         (80,636,614)      (1,591,008)         (16,505,190)
     Investor B Class .....................................    (431,580)          (4,606,793)        (638,284)          (6,571,929)
     Investor C Class .....................................      (9,040)             (97,938)         (76,950)            (795,110)
                                                           ------------        -------------      ------------       -------------
Net decrease ..............................................    (335,216)       $  (3,511,524)     (11,692,131)       $(121,476,163)
                                                           ============        =============      ============       =============

                                                                               NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/01                               9/30/00
                                                             -------------------------------       -------------------------------
                                                               SHARES               VALUE            SHARES              VALUE
                                                             ----------         ------------       -----------       -------------
Shares sold:
     Institutional Class ...................................  1,346,889         $ 15,647,494        2,161,396         $ 24,167,120
     Service Class .........................................     13,562              157,926          163,760            1,812,913
     Investor A Class ......................................    143,699            1,666,199          152,398            1,703,487
     Investor B Class ......................................    379,303            4,436,658           73,514              818,239
     Investor C Class ......................................     13,145              155,349               --                   --
Shares issued in reinvestment of dividends:
     Institutional Class ...................................        148                1,741                1                   17
     Service Class .........................................     52,538              609,535           65,121              726,867
     Investor A Class ......................................      6,704               78,023            3,066               34,295
     Investor B Class ......................................      7,274               84,846            4,427               49,413
     Investor C Class ......................................         88                1,032               --                   --
Shares redeemed:
     Institutional Class ................................... (1,927,888)         (22,425,946)      (2,489,011)         (27,748,125)
     Service Class .........................................   (320,278)          (3,726,621)        (757,219)          (8,447,620)
     Investor A Class ......................................    (31,694)            (370,788)        (120,587)          (1,349,319)
     Investor B Class ......................................    (46,930)            (542,494)         (62,691)            (698,569)
     Investor C Class ......................................         --                   --           (1,670)             (18,437)
                                                             ----------         ------------       -----------        ------------
Net decrease ...............................................   (363,440)        $ (4,227,046)        (807,495)        $ (8,949,719)
                                                             ==========         ============       ===========        ============

                                 BLACKROCK FUNDS

                                                                                   OHIO TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/01                               9/30/00
                                                             -------------------------------       -------------------------------
                                                               SHARES               VALUE            SHARES              VALUE
                                                             ----------         ------------       -----------       -------------
Shares sold:
     Institutional Class ...................................   886,968         $  9,386,837         2,121,532         $ 21,223,749
     Service Class .........................................        --                   --               138                1,363
     Investor A Class ......................................   192,932            2,033,226            98,865              990,051
     Investor B Class ......................................   244,872            2,596,516            45,849              458,855
     Investor C Class ......................................   101,619            1,092,126            20,191              200,098
Shares issued in reinvestment of dividends:
     Institutional Class ...................................       117                1,239               424                4,263
     Service Class .........................................        --                   --                --                   --
     Investor A Class ......................................    11,239              118,394             9,108               91,646
     Investor B Class ......................................     4,535               47,786             3,573               35,953
     Investor C Class ......................................     1,688               17,768             1,229               12,374
Shares redeemed:
     Institutional Class ...................................(1,096,188)         (11,585,133)       (2,468,608)         (24,657,325)
     Service Class .........................................        --                   --           (21,304)            (214,390)
     Investor A Class ......................................  (181,316)          (1,917,723)          (88,804)            (889,393)
     Investor B Class ......................................   (16,742)            (176,094)          (26,240)            (262,838)
     Investor C Class ......................................    (5,077)             (52,255)               --                   --
                                                            -----------        -------------       -----------         -----------
Net increase (decrease) ....................................   144,647         $  1,562,687          (304,047)         $(3,005,594)
                                                            ===========        =============       ===========         ===========

                                                                               DELAWARE TAX-FREE INCOME PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                        9/30/01                               9/30/00
                                                             -------------------------------       -------------------------------
                                                               SHARES               VALUE            SHARES              VALUE
                                                             ----------         ------------       -----------       -------------
Shares sold:
     Institutional Class ...................................  1,088,599         $ 10,823,974        1,150,577        $ 10,937,172
     Service Class .........................................         --                   --               --                  --
     Investor A Class ......................................    148,898            1,487,851          109,855           1,051,583
     Investor B Class ......................................    114,013            1,133,301            7,031              67,064
     Investor C Class ......................................     31,527              316,348           24,444             229,867
Shares issued in reinvestment of dividends:
     Institutional Class ...................................      1,325               13,185              439               4,169
     Service Class .........................................          1                    4               --                   4
     Investor A Class ......................................      6,597               65,593            5,513              52,592
     Investor B Class ......................................      3,105               30,766            4,179              39,816
     Investor C Class ......................................        695                6,910              779               7,411
Shares redeemed:
     Institutional Class ................................... (3,095,515)         (30,822,400)      (2,228,264)        (21,219,497)
     Service Class .........................................         --                   --               --                  --
     Investor A Class ......................................   (120,098)          (1,187,622)        (193,118)         (1,845,917)
     Investor B Class ......................................    (54,337)            (539,466)        (155,711)         (1,475,572)
     Investor C Class ......................................     (8,051)             (80,076)         (79,234)           (747,365)
                                                             ----------         ------------       -----------       -------------
Net decrease ............................................... (1,883,241)        $(18,751,632)      (1,353,510)       $(12,898,673)
                                                             ==========         ============       ===========       =============

                                 BLACKROCK FUNDS

                                                                              KENTUCKY TAX-FREE INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                                 FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                                                       9/30/01                               9/30/00
                                                            -------------------------------       -------------------------------
                                                              SHARES               VALUE            SHARES              VALUE
                                                            ----------         ------------       -----------       -------------
Shares sold:
     Institutional Class ..................................  2,899,297          $ 28,337,705        2,549,210        $ 24,224,373
     Service Class ........................................         --                    --            9,161              86,928
     Investor A Class .....................................    196,911             1,944,350          428,017           4,061,406
     Investor B Class .....................................     72,884               716,207           11,559             110,105
     Investor C Class .....................................     24,384               240,515           11,001             104,428
Shares issued in reinvestment of dividends:
     Institutional Class ..................................     14,016               137,566            7,628              72,683
     Service Class ........................................         --                     4               --                   4
     Investor A Class .....................................      6,553                64,143            7,250              68,954
     Investor B Class .....................................      1,614                15,896              338               3,221
     Investor C Class .....................................        338                 3,329            1,934              18,345
Shares redeemed:
     Institutional Class .................................. (3,863,746)          (37,953,042)      (4,295,021)        (40,756,459)
     Service Class ........................................         --                    --               --                  --
     Investor A Class .....................................   (264,211)           (2,557,164)        (244,162)         (2,326,283)
     Investor B Class .....................................     (5,245)              (52,351)          (3,914)            (37,199)
     Investor C Class .....................................     (8,201)              (81,019)         (65,036)           (622,811)
                                                             ----------         ------------       -----------       -------------
Net decrease ..............................................   (925,406)         $ (9,183,861)      (1,582,035)       $(14,992,305)
                                                             ==========         ============       ===========       =============

(E) AT SEPTEMBER 30, 2001 NET ASSETS CONSISTED OF:

                                                       PENNSYLVANIA      NEW JERSEY         OHIO         DELAWARE        KENTUCKY
                                        TAX-FREE         TAX-FREE         TAX-FREE        TAX-FREE       TAX-FREE        TAX-FREE
                                         INCOME           INCOME           INCOME          INCOME         INCOME          INCOME
                                        PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                      ------------     ------------    ------------    ------------    -----------     ------------
     Capital paid-in ................ $359,905,594     $944,987,986    $146,673,241    $ 94,835,101    $82,108,922     $145,130,151
     Undistributed net
       investment income ............      258,122               --         368,606         422,588        201,528          228,674
     Distributions in excess
       of net investment
       income .......................           --         (304,155)             --              --             --               --
     Accumulated net
       realized loss
       on investment
       transactions
       and futures
       contracts ....................   (6,033,008)     (23,110,759)     (3,385,619)       (298,519)      (434,988)      (2,900,227)
     Net unrealized
       appreciation
       on investment
       transactions and
       futures contracts ............   15,868,425       54,805,431      11,580,138       6,574,509      5,106,902        8,680,212
                                      ------------     ------------    ------------    ------------    -----------     ------------
                                      $369,999,133     $976,378,503    $155,236,366    $101,533,679    $86,982,364     $151,138,810
                                      ============     ============    ============    ============    ===========     ============

                                 BLACKROCK FUNDS

(F)    CAPITAL LOSS CARRYOVER

     At September 30, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                   CAPITAL LOSS         YEAR OF
                                                   CARRYFORWARD       EXPIRATION
                                                   ------------       ----------

     Tax-Free Income Portfolio .................... $4,276,793           2008
                                                     1,756,215           2009

     Pennsylvania Tax-Free Income Portfolio .......  5,817,038           2008
                                                     7,641,061           2009

     New Jersey Tax-Free Income Portfolio .........    733,444           2008
                                                     2,652,175           2009

     Ohio Tax-Free Income Portfolio ...............    259,456           2008

     Delaware Tax-Free Income Portfolio ...........    332,985           2008

     Kentucky Tax-Free Income Portfolio ...........  1,316,142           2008
                                                     1,556,368           2009

     At September 30, 2001, deferred post-October losses for the Pennsylvania Tax-Free Income Portfolio were $9,514,077.

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Tax-Free Income, Pennsylvania Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios and the statement of assets and liabilities, including the schedule of investments, of the New Jersey Tax-Free Income Portfolio (constituting the tax-free bond portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 19, 2001

50
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

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   Wilmington, Delaware 19809
Sub-Adviser
   BlackRock Financial Management, Inc.
   New York, New York 10154
Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153


Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809
Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406
Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809
Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional
      corporations)
Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BlackRock Funds

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE. [REGISTRATION MARK]

STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         Global Science & Technology
         Global Communications
         European Equity
         International Equity
         International Small Cap Equity
         Asia Pacific Equity
         International Emerging Markets
         Select Equity
         Core Equity
         Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA
         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[LOGO OMITTED]
BLACKROCK
FUNDS
Pure Investment Style[REGISTRATION MARK]

P.O. Box 8907
Wilmington, DE 19899












Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  AR 9/30/01 TFP